                                        UAM Funds
                                        Funds for the Informed Investor/sm/

Sirach Portfolios
Semi-Annual Report                                                April 30, 2001


                                                                          UAM(R)

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter........................................................   1

Statements of Net Assets/Portfolio of Investments

    Sirach Special Equity Portfolio.........................................   7

    Sirach Growth Portfolio.................................................  14

    Sirach Strategic Balanced Portfolio.....................................  19

    Sirach Bond Portfolio...................................................  26

    Sirach Equity Portfolio.................................................  31

Statement of Assets and Liabilities.........................................  36

Statements of Operations....................................................  37

Statements of Changes in Net Assets

    Sirach Special Equity Portfolio.........................................  38

    Sirach Growth Portfolio.................................................  39

    Sirach Strategic Balanced Portfolio.....................................  40

    Sirach Bond Portfolio...................................................  41

    Sirach Equity Portfolio.................................................  42

Financial Highlights

    Sirach Special Equity Portfolio.........................................  43

    Sirach Growth Portfolio.................................................  44

    Sirach Strategic Balanced Portfolio.....................................  45

    Sirach Bond Portfolio...................................................  46

    Sirach Equity Portfolio.................................................  47

Notes to Financial Statements...............................................  48
--------------------------------------------------------------------------------

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
April 30, 2001

Dear Shareholders:

The U.S. economy has slowed significantly and is flirting with a recession. Employment has all but stalled with both jobless claims and the unemployment rate on the rise. Retailing is flat, capital spending is falling, and export growth is quickly decelerating. Industrial production and consumer confidence have both declined sharply in recent months. In response to this deterioration, the Federal Reserve has lowered the federal funds rate by 2.50% since last December. These cuts, while not immediately calming the stock market volatility, will likely have a positive effect on liquidity and consumer confidence during the second and third quarters of 2001. We believe that the Federal Reserve over tightened in 2000 and under estimated the impact that the combination of increasing energy costs and higher interest rates would have on the economy. This combination of factors resulted in GDP growth declining from a high of 5.6% in the middle of 2000 to an anemic 1.1% in the fourth quarter. The current rate of growth is probably close to 0.0% or even negative.

Sirach Special Equity Portfolio

The Sirach Special Equity Portfolio ended the first half of fiscal 2001 with $154.8 million in net assets. For the six-month period the Portfolio's return was -25.61% trailing the Russell 2000 Growth Index return of -17.34%. For the second fiscal quarter, the Portfolio returned -12.77% versus the Russell 2000 Growth Index return of -11.95%. Growth managers struggled relative to value managers during the past six months, as the S&P Barra Growth Index return was -23.08% while the S&P Barra Value Index return was -0.43%.

Healthcare, Technology, Consumer Discretionary and Financial Services remain the largest sector weightings. Healthcare and Financial Services were the top contributors to performance. The outperformance in Healthcare was due in large part to our concentration in businesses exposed to medical products and supplies as well as the service providers. The Financial Services sector benefited from both excellent stock selection, concentrations in regional banks and transaction processing, and being overweight versus the index. Weakness in the economy was responsible for under performance in the Consumer Discretionary and Technology sectors.

All of the Portfolio's underperformance versus the Russell 2000 Growth Index happened in the month of January as a rapid rotation known as the January Effect occurred. This phenomenon occurs when the worst performing stocks from the fourth calendar quarter of a year (exacerbated by tax-loss selling) tend to have sharp recoveries in the first month of the following year. This year's January Effect was particularly severe owing to several factors including dramatic sell offs in Technology stocks last year as well as a surprise cut in interest rates from the

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
Federal Reserve during the month of January. Companies exhibiting the best earnings growth and earnings acceleration characteristics were among the poorest performing companies, while those with very poor earnings prospects had the best price performance. History strongly suggests this is an anomaly and that we will return to rewarding the companies with the strongest earnings fundamentals.

We are committed to continuing to focus our efforts on companies that exhibit strong earnings growth, accelerating earnings prospects, and strong potential for positive earnings surprises.

Sirach Equity Portfolio

The Sirach Equity Portfolio completed the first six months of fiscal 2001 with net assets of $51.9 million and a return of -28.41%. The rapid deterioration in the macro economy and a drastic slowdown in capital spending challenged growth oriented investors. The Portfolio's performance trailed the -26.45% return of the Russell 1000 Growth Index as well as the -12.07% return of the S&P 500 Index. Other factors influencing performance were the January Effect and the dramatic performance reversal of certain earnings variables. Earnings growth and earnings acceleration, two strong components of our security selection process, provided return characteristics opposite of normal experience. The companies with the best earnings growth and acceleration prospects in fact performed quite poorly during the first four months of 2001, while those companies with the worst earnings fundamental performed relatively well. We believe this to be an anomaly that will reverse itself over the course of the year.

Technology, which remains the Portfolio's largest sector weighting, contributed negatively to the Portfolio's performance in spite of reducing the holdings and maintaining an underweight position versus the index. The convergence of the macro environment, the fallout of the dot.coms and the very sudden and dramatic slowdown in capital spending has resulted in one of the worst historical performances in the technology sector. Our technology holdings were biased towards large software companies with better fundamentals as we searched for shelter amid the sector, but were nonetheless hurt by contracting valuations. However, a reduction in telecommunication stocks and an increase in technology service companies with better visibility bolstered the Portfolio's overall performance.

Healthcare is the Portfolio's second largest holding, which was slightly overweight versus the index. The overweight position and solid stock picks added to the Equity Portfolio's performance. Healthcare services and select biotech's in particular showed strength during the period. We increased our weighting in consumer staples, which performed well due to sector rotation in the face of fundamental economic deterioration. For this same reason, an underweight position in Consumer Discretionary added to performance.

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UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
In spite of currently challenging market conditions, we remain optimistic the Portfolio's positioning will lead to superior long-term out performance. Though technology has taken the brunt of the correction, we feel we are invested in companies with a superior value proposition and strong growth fundamentals going forward. In addition, we expect that further action by the Fed will result in a solid rebound in healthcare and financials and are therefore maintaining our overweight positions.

Sirach Growth Portfolio

The Sirach Growth Portfolio ended the first half of fiscal 2001 with net assets of $38.6 million. For the period, the Portfolio returned -23.06%, trailing the S&P 500 return of -12.07%. This period proved to be quite difficult for growth managers relative to value managers as evidenced by the performance of the S&P Barra style indexes. The S&P Barra Growth Index was -23.08%, while the S&P Barra Value Index was -0.43%.

The difficult returns of the first half can be viewed from two perspectives: sector influences and factor influences. The Technology and Finance sectors were the largest detractors to performance in terms of sector impact. Technology was the weakest performing portion of the market during the period. We reduced our exposure to this sector throughout the half and ended the period at an equal weighting to the S&P 500 Index. The weakness in technology was a combination of contracting valuations and reductions in earnings estimates, all the result of a dramatically weakening economy. Beginning in mid-November technology companies began to see a dramatic slowing in orders. This environment continued into the beginning of 2001, severely limiting companies and analysts ability to forecast business trends. Networking, communications equipment, storage, and software companies were especially hard hit as their valuations contracted sharply. We have focused our technology holdings on companies that are market leaders and those companies that have solid, visible earnings prospects. The poor contribution from the Finance sector was a result of some sharp price corrections in our financial services positions and our insurance holdings. Stock positions we held in financial services companies were hurt by perceptions that a slowing economy would impact payroll processing levels and credit card usage. Fundamentals of the insurance companies we own are very solid as earnings remain firm and there continues to be upside to earnings estimates. When the Federal Reserve made a surprise cut in interest rates in early January, a rapid rotation occurred from these and other stocks that had been strong performers into stocks that had been quite poor performers over the course of the past three to six months.

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UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
This leads to factor influences which can initially be explained through the January Effect and its impact on the Portfolio. The January Effect this year was especially pronounced, aided by the aforementioned Fed easing. The Portfolio suffered relative to the S&P 500 as stocks that had performed poorly and had poor earnings characteristics (which we didn't own) staged very sharp rallies in January. Many of these stocks were more cyclical in nature, such as semi-conductor capital equipment manufacturers, thus were spurred further by the Fed actions. Earnings growth and earnings acceleration are factors that heavily influence our stock selection process and are proven drivers of price appreciation. During the first four months of the year these factors worked in reverse. Companies that exhibited the best earnings growth and earnings acceleration characteristics were among the worst performing companies, while those with very poor earnings prospects were rewarded with strong relative price performance. Again, we feel that this is an anomalous event and the market will return to rewarding the companies with the strongest earnings fundamentals.

The three largest sectors in the Portfolio are Healthcare, Finance, and Technology. We have increased our exposure in Healthcare making it the largest portfolio weighting. Positions range from pharmaceutical companies, to biotech, to medical products and supplies, to healthcare service providers. These holdings performed well during the period with especially strong performance from our holdings in healthcare service providers. We are comfortable with the earnings estimates and growth prospects of our positions and remain highly weighted relative to the S&P 500. As noted above, we have reduced our Technology position to an equal weighting relative to the index. Our holdings are well balanced with exposure to storage, semi-conductors, optics, computer services and software. The investing environment in technology companies remains difficult as the market struggles with reduced earning expectations versus a Federal Reserve that is lowering interest rates to spur the economy. As in all sectors, we focus on those companies with strong earnings prospects. Our position in Finance was increased during the quarter to a slight over weighting. Industry exposure was broadened within the Finance sector by adding positions in regional banks, transaction processing, and specialty lending. Stocks from these industry groups began appearing in our ranking process in large numbers during the period. We are neutral weighted in the Consumer sectors and under weight in Energy and Utilities.

We are committed to continuing to focus our efforts on companies that exhibit strong earnings growth, accelerating earnings prospects, and strong potential for positive earnings surprises.

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UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
Sirach Strategic Balanced Portfolio

The Sirach Strategic Balanced Portfolio had net assets of $50.3 million on April 30, 2001. Asset allocation was 58.8% common stocks, 37.6% fixed income.

The Sirach Strategic Balanced Portfolio returned -10.30% for the six months ending April 30, 2001, compared to -2.24% for the Lipper Balanced Fund Index.

The common stock characteristics for the Sirach Strategic Balance Portfolio are identical to the Sirach Growth Portfolio, while the bond and derivative characteristics match the Sirach Bond Portfolio.

Sirach Bond Portfolio

The total return for the Sirach Bond Portfolio in the fiscal second quarter was 0.86% versus 0.96% for the Lehman Aggregate Index. For the first six months, the total return was 6.48% versus 6.22% for the index. On April 30, 2001, the Portfolio's net assets were $97.1 million.

The fixed income markets have been relatively calm and orderly during this period of economic uncertainty and extreme volatility on the equity side of the capital markets. The yield spread between corporate securities and Treasurys generally narrowed during the quarter, however, the market continued to show little mercy to the debt of companies that showed operating or financial weakness relative to their peers. The only sector that underperformed Treasurys during the period on a duration adjusted basis was the mortgage sector. The yield curve became steeper during the quarter with short to intermediate rates declining and longer rates increasing. The primary influence was reduction in Fed Funds over the quarter.

We anticipate making fairly significant shifts in the Portfolio over the next few months. Our strategies are based on the following assumptions. Over the next six months the Fed will reduce the Funds rate to 3.5%. The most recent move was a 1/2 percent cut in the Fed Funds Rate to 4% on May 15th. Treasury rates out to ten years could drop somewhat further but with the core inflation rate near 3.0%, we have probably seen the lows in longer rates. The yield curve will steepen. The economy will re-establish a positive growth rate sometime in the next nine to twelve months. In the corporate sector, the market will begin to reward companies that are well positioned vs. their peers. Mortgages will underperform as shorter rates drop and prepayments rise. There will be an opportunity to increase the allocation to that sector at an excellent relative yield level. Economic news and commentary will continue to push market sentiment to short-term extremes, especially with the equity market providing a volatile backdrop. This is an environment that provides opportunity for an agile manager.

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------
This period of transition in our economy provides excellent opportunities in the fixed markets and we believe that the Portfolio is well positioned to take advantage of the changes ahead.

Please contact us with any questions you may have.

Sincerely,

SIRACH CAPITAL MANAGEMENT, INC.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                     Definition of the Comparative Indices
                     -------------------------------------

Lehman Aggregate Index is an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

Lipper Balanced Fund Index contains funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock to bond ratio ranges around 60%/40%.

Russell 1000 Growth Index is an unmanaged index, comprised of 1,000 stocks of the U.S. companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Growth Index contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

S&P/Barra Growth Index contains companies from each U.S. index with higher price-to-book ratios.

S&P/Barra Value Index contains companies from each U.S. index with lower price-to-book ratios.

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UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS - 93.1%

                                                                                               Shares                  Value
                                                                                              -------               -----------
AUTO & TRANSPORTATION -- 0.5%
TRUCKERS -- 0.5%
       Forward Air*..........................................................................  21,300               $   739,110
                                                                                                                    -----------
       Total Auto & Transportation...........................................................                           739,110
                                                                                                                    -----------

CONSUMER DISCRETIONARY -- 18.2%
ADVERTISING AGENCIES -- 1.1%
       R.H. Donnelley*.......................................................................  59,500                 1,695,750
                                                                                                                    -----------

CABLE TELEVISION SERVICES -- 1.5%
       Charter Communications, Cl A*......................................................... 106,500                 2,280,165
                                                                                                                    -----------

PUBLISHING - MISCELLANEOUS -- 1.1%
       Scholastic*...........................................................................  42,000                 1,753,080
                                                                                                                    -----------

RESTAURANTS -- 5.5%
       California Pizza Kitchen*.............................................................  15,000                   322,500
       CEC Entertainment*....................................................................  67,950                 3,482,438
       Darden Restaurants....................................................................  52,900                 1,444,699
       Rare Hospitality International*.......................................................  71,600                 2,001,220
       Tricon Global Restaurants*............................................................  27,200                 1,219,104
                                                                                                                    -----------
                                                                                                                      8,469,961
                                                                                                                    -----------

RETAIL -- 4.3%
       Abercrombie & Fitch, Cl A*............................................................  59,500                 1,981,350
       American Eagle Outfitters*............................................................  32,950                 1,226,399
       Chico's FAS*..........................................................................  25,000                 1,115,250
       Gadzooks*.............................................................................  55,000                 1,113,750
       Genesco*..............................................................................  40,700                 1,164,020
                                                                                                                    -----------
                                                                                                                      6,600,769
                                                                                                                    -----------

SERVICES - COMMERCIAL -- 3.7%
       Quanta Services*......................................................................  64,450                 1,655,720
       Waste Connections*.................................................................... 146,000                 4,153,700
                                                                                                                    -----------
                                                                                                                      5,809,420
                                                                                                                    -----------

TEXTILES APPAREL MANUFACTURERS -- 1.0%
       Polo Ralph Lauren*....................................................................  59,600                 1,549,600
                                                                                                                    -----------
       Total Consumer Discretionary..........................................................                        28,158,745
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                               Shares                  Value
                                                                                              -------               -----------
CONSUMER STAPLES -- 2.9%
FOODS -- 2.9%
       Performance Food Group*...............................................................  32,900               $ 1,775,613
       Suiza Foods*..........................................................................  56,800                 2,632,680
                                                                                                                    -----------
       Total Consumer Staples................................................................                         4,408,293
                                                                                                                    -----------

FINANCIAL SERVICES -- 13.3%
BANKS - OUTSIDE NEW YORK CITY -- 3.9%
       Bancwest..............................................................................  44,600                 1,112,770
       Doral Financial.......................................................................  40,800                 1,321,920
       Investors Financial Services..........................................................  27,500                 1,967,350
       UCBH Holdings.........................................................................  58,000                 1,601,960
                                                                                                                    -----------
                                                                                                                      6,004,000
                                                                                                                    -----------

FINANCE DATA PROCESS SERVICES -- 1.2%
       Carreker*.............................................................................  78,500                 1,920,110
                                                                                                                    -----------

FINANCE - SMALL LOAN -- 2.6%
       AmeriCredit*..........................................................................  88,500                 4,102,860
                                                                                                                    -----------

FINANCIAL MISCELLANEOUS -- 0.9%
       AMBAC Financial Group.................................................................  27,500                 1,479,775
                                                                                                                    -----------

INSURANCE - MULTI-LINE -- 0.6%
       A J Gallagher.........................................................................  36,700                   925,574
                                                                                                                    -----------

INSURANCE - PROPERTY-CASUALTY -- 1.7%
       Everest Re Group Ltd. ................................................................  40,700                 2,598,695
                                                                                                                    -----------

SAVINGS & LOAN -- 2.4%
       Dime Bancorp..........................................................................  83,200                 2,774,720
       Golden State Bancorp..................................................................  30,200                   899,960
                                                                                                                    -----------
                                                                                                                      3,674,680
                                                                                                                    -----------
       Total Financial Services..............................................................                        20,705,694
                                                                                                                    -----------

HEALTHCARE -- 20.5%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 3.5%
       Cephalon*.............................................................................  24,800                 1,579,760
       Enzon*................................................................................  22,600                 1,347,412
       Invitrogen*...........................................................................  35,700                 2,517,207
                                                                                                                    -----------
                                                                                                                      5,444,379
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                               Shares                  Value
                                                                                              -------               -----------
DRUGS & PHARMACEUTICALS -- 3.6%
       Amerisource Health, Cl A*.............................................................  36,400               $ 1,965,600
       SICOR*................................................................................ 175,500                 2,616,705
       Teva Pharmaceutical Industries ADR....................................................  17,000                   925,650
                                                                                                                    -----------
                                                                                                                      5,507,955
                                                                                                                    -----------

ELECTRICAL - MEDICAL SYSTEMS -- 1.1%
       Varian Medical Systems*...............................................................  24,600                 1,694,940
                                                                                                                    -----------

HEALTH & PERSONAL CARE -- 2.5%
       Express Scripts, Cl A*................................................................  29,100                 2,470,590
       Lincare Holdings*.....................................................................  17,800                   887,686
       Province Healthcare*..................................................................  18,500                   473,970
                                                                                                                    -----------
                                                                                                                      3,832,246
                                                                                                                    -----------

HEALTH CARE MANAGEMENT SERVICES -- 2.6%
       Caremark Rx*.......................................................................... 206,600                 3,274,610
       Oxford Health Plans*..................................................................  24,450                   760,395
                                                                                                                    -----------
                                                                                                                      4,035,005
                                                                                                                    -----------

HEALTH CARE FACILITIES -- 2.9%
       Laboratory Corp Of America Holdings*..................................................  10,700                 1,508,700
       LifePoint Hospitals*..................................................................  46,200                 1,604,064
       Manor Care*...........................................................................  14,200                   329,440
       Quest Diagnostics*....................................................................   8,700                 1,071,840
                                                                                                                    -----------
                                                                                                                      4,514,044
                                                                                                                    -----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.3%
       Henry Schein*.........................................................................  43,400                 1,667,428
       Respironics*.......................................................................... 158,300                 5,024,442
                                                                                                                    -----------
                                                                                                                      6,691,870
                                                                                                                    -----------
       Total Healthcare......................................................................                        31,720,439
                                                                                                                    -----------

MATERIALS & PROCESSING -- 3.8%
DIVERSIFIED MANUFACTURING -- 0.8%
       Armor Holdings*.......................................................................  74,200                 1,235,430
                                                                                                                    -----------

FERTILIZERS -- 0.8%
       Eden Bioscience*......................................................................  85,400                 1,169,126
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                              Shares                  Value
                                                                                             --------               -----------
METAL FABRICATING -- 1.6%
       Lone Star Technologies*..............................................................  16,800                $   885,360
       Shaw Group*..........................................................................  28,300                  1,613,100
                                                                                                                    -----------
                                                                                                                      2,498,460
                                                                                                                    -----------

REAL ESTATE -- 0.6%
       Del E Webb*..........................................................................  30,000                  1,014,000
                                                                                                                    -----------
       Total Materials & Processing.........................................................                          5,917,016
                                                                                                                    -----------

OTHER -- 2.8%
MULTI-SECTOR COMPANIES -- 2.8%
       ITT Industries.......................................................................  40,900                  1,802,463
       Teleflex.............................................................................  52,400                  2,562,884
                                                                                                                    -----------
       Total Other..........................................................................                          4,365,347
                                                                                                                    -----------

OTHER ENERGY -- 8.8%
ENERGY MISCELLANEOUS -- 1.1%
       Valero Energy........................................................................  35,700                  1,719,312
                                                                                                                    -----------

MACHINERY - OIL WELL EQUIPMENT & SERVICES -- 6.7%
       Global Industries Ltd.*.............................................................. 172,200                  2,751,756
       Horizon Offshore*....................................................................  59,600                  1,445,300
       Key Energy Services*.................................................................  75,800                    998,286
       National-Oilwell*....................................................................  18,000                    711,900
       Patterson-UTI Energy*................................................................  24,400                    841,068
       Pride International*.................................................................  47,100                  1,254,273
       Santa Fe International...............................................................  63,500                  2,413,000
                                                                                                                    -----------
                                                                                                                     10,415,583
                                                                                                                    -----------

OIL - CRUDE PRODUCERS -- 1.0%
       Cross Timbers Oil....................................................................  25,800                    700,470
       Louis Dreyfus Natural Gas*...........................................................  22,500                    857,250
                                                                                                                    -----------
                                                                                                                      1,557,720
                                                                                                                    -----------
       Total Other Energy...................................................................                         13,692,615
                                                                                                                    -----------

PRODUCER DURABLES -- 4.7%
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.5%
       Ametek...............................................................................  28,300                    781,363
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                              Shares                  Value
                                                                                             --------               -----------
ELECTRICAL - GAUGE & METER -- 0.5%
       Mettler Toledo International*........................................................  18,900                $   836,325
                                                                                                                    -----------

HOME BUILDING -- 0.4%
       Lennar...............................................................................  14,300                    625,911
                                                                                                                    -----------

IDENTIFICATION CONTROL & FILTER DEVICES -- 0.4%
       X-Rite...............................................................................  75,600                    675,864
                                                                                                                    -----------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.9%
       Brooks Automation*...................................................................  14,900                    932,889
       Dupont Photomasks*...................................................................  10,900                    608,220
       Mattson Technology*..................................................................   8,200                    144,074
       Novellus Systems*....................................................................  23,100                  1,273,965
       Therma-Wave*.........................................................................  84,000                  1,422,120
                                                                                                                    -----------
                                                                                                                      4,381,268
                                                                                                                    -----------
       Total Producer Durables..............................................................                          7,300,731
                                                                                                                    -----------

TECHNOLOGY -- 17.6%
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 5.1%
       Ansys*...............................................................................  46,300                    613,012
       Caminus*.............................................................................  23,200                    765,600
       Intranet Solutions*..................................................................  39,800                  1,316,584
       Macrovision*.........................................................................  31,900                  1,824,042
       Manugistics Group*...................................................................  30,600                  1,037,952
       Peregrine Systems*...................................................................  90,600                  2,335,668
                                                                                                                    -----------
                                                                                                                      7,892,858
                                                                                                                    -----------

COMMUNICATIONS TECHNOLOGY -- 2.3%
       CSG Systems International*...........................................................  19,400                  1,129,274
       L-3 Communications Holdings*.........................................................  31,000                  2,394,750
                                                                                                                    -----------
                                                                                                                      3,524,024
                                                                                                                    -----------

ELECTRICAL EQUIPMENT & COMPONENTS -- 0.1%
       C-Mac Industries*....................................................................   4,100                    132,430
                                                                                                                    -----------
ELECTRICAL - TECHNOLOGY -- 0.8%
       Frequency Electronics................................................................  84,900                  1,307,460
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                              Shares                   Value
                                                                                             -------               ------------
ELECTRONICS -- 4.7%
       Aeroflex*............................................................................ 193,500               $  2,885,085
       ESCO Technologies*...................................................................  44,300                  1,120,790
       Read-Rite*........................................................................... 404,600                  2,241,484
       Semtech*.............................................................................  34,700                    998,319
                                                                                                                   ------------
                                                                                                                      7,245,678
                                                                                                                   ------------

ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 4.6%
       Axcelis Technologies*................................................................  77,200                  1,158,772
       Exar*................................................................................  41,700                  1,213,470
       International Rectifier*.............................................................  22,500                  1,248,750
       Microsemi*...........................................................................  52,500                  2,013,900
       Pixelworks*..........................................................................  65,300                  1,482,310
                                                                                                                   ------------
                                                                                                                      7,117,202
                                                                                                                   ------------
       Total Technology.....................................................................                         27,219,652
                                                                                                                   ------------

       TOTAL COMMON STOCKS
          (Cost $125,019,617)...............................................................                        144,227,642
                                                                                                                   ------------

SHORT-TERM INVESTMENTS -- 5.6%

                                                                                             Face
                                                                                            Amount                    Value
                                                                                          ----------               ------------
REPURCHASE AGREEMENT -- 5.6%
       Chase Securities, Inc. 4.30%, dated 04/30/01, due 05/01/01, to be purchased at $8,651,033 collateralized by $8,520,736 of various U.S. Treasury Notes
          valued at $8,929,286 (Cost $8,650,000)......................................... $8,650,000               $  8,650,000
                                                                                                                   ------------

       TOTAL INVESTMENTS -- 98.7%
          (Cost $133,669,617) (a)........................................................                           152,877,642
                                                                                                                   ------------

       OTHER ASSETS AND LIABILITIES, NET -- 1.3%.........................................                             1,962,518
                                                                                                                   ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO
                                                 APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:

                                                                                                  Value
                                                                                              ------------
       Paid in Capital....................................................................... $178,922,197
       Accumulated Net Investment Loss.......................................................     (378,382)
       Accumulated net Realized Loss.........................................................  (42,911,680)
       Net Unrealized Appreciation...........................................................   19,208,025
                                                                                              ------------

       TOTAL NET ASSETS -- 100.0%............................................................ $154,840,160
                                                                                              ============

       Institutional Class Shares:

       Shares Issued and Outstanding
          (authorized 25,000,000 -- $0.001 par value)........................................   25,458,697

       Net Asset Value, Offering and Redemption Price Per Share..............................        $6.08
                                                                                                     =====

  * Non-Income Producing Security
ADR American Depositary Receipt
 Cl Class
(a) The cost for federal income tax purposes was $133,669,617. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $19,208,025. This consisted of aggregate gross unrealized appreciation for all securities of $26,399,455 and aggregate gross unrealized depreciation for all securities of $7,191,430.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH GROWTH PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS -- 97.0%

                                                                                               Shares                  Value
                                                                                              -------               -----------
AUTO & TRANSPORTATION -- 2.4%
RECREATIONAL VEHICLES & BOATS -- 1.4%
       Harley-Davidson.......................................................................  12,000               $   553,080
                                                                                                                    -----------

TRANSPORTATION MISCELLANEOUS -- 1.0%
       United Parcel Service, Cl B...........................................................   6,400                   367,680
                                                                                                                    -----------
       Total Auto & Transportation...........................................................                           920,760
                                                                                                                    -----------

CONSUMER DISCRETIONARY -- 11.7%
COMMUNICATIONS & MEDIA -- 2.1%
       AOL Time Warner*......................................................................  16,400                   828,200
                                                                                                                    -----------

CONSUMER PRODUCTS -- 1.4%
       Kimberly-Clark........................................................................   9,000                   534,600
                                                                                                                    -----------

PUBLISHING - MISCELLANEOUS -- 2.1%
       McGraw-Hill...........................................................................  12,800                   829,184
                                                                                                                    -----------

RESTAURANTS -- 1.1%
       Starbucks*............................................................................  21,500                   416,025
                                                                                                                    -----------

RETAIL -- 4.0%
       Costco Wholesale*.....................................................................   5,730                   200,149
       Home Depot............................................................................   5,560                   261,876
       Kohl's*...............................................................................   6,200                   378,572
       Wal-Mart Stores.......................................................................  13,400                   693,316
                                                                                                                    -----------
                                                                                                                      1,533,913
                                                                                                                    -----------

SERVICES - COMMERCIAL -- 1.0%
       Waste Management......................................................................  15,700                   383,237
                                                                                                                    -----------
       Total Consumer Discretionary..........................................................                         4,525,159
                                                                                                                    -----------

CONSUMER STAPLES -- 8.5%
BEVERAGE - SOFT DRINKS -- 2.0%
       PepsiCo...............................................................................  18,200                   797,342
                                                                                                                    -----------

DRUG & GROCERY STORE CHAINS -- 4.3%
       CVS...................................................................................  13,100                   772,245
       Safeway*..............................................................................  16,300                   885,090
                                                                                                                    -----------
                                                                                                                      1,657,335
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH GROWTH PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                               Shares                  Value
                                                                                              -------               -----------
FOODS -- 2.2%
       Hershey Foods.........................................................................   5,300               $   320,173
       Sysco.................................................................................  18,600                   523,032
                                                                                                                    -----------
                                                                                                                        843,205
                                                                                                                    -----------
       Total Consumer Staples................................................................                         3,297,882
                                                                                                                    -----------

FINANCIAL SERVICES -- 19.3%
BANKS - OUTSIDE NEW YORK CITY -- 3.9%
       Northern Trust........................................................................   3,900                   253,617
       US Bancorp............................................................................  21,700                   459,606
       Wells Fargo...........................................................................  17,200                   807,884
                                                                                                                    -----------
                                                                                                                      1,521,107
                                                                                                                    -----------

DIVERSIFIED FINANCIAL SERVICES -- 6.1%
       American Express......................................................................   6,900                   292,836
       Citigroup.............................................................................  23,600                 1,159,940
       Household International...............................................................   5,700                   364,914
       Merrill Lynch.........................................................................   8,550                   527,535
                                                                                                                    -----------
                                                                                                                      2,345,225
                                                                                                                    -----------

FINANCIAL DATA PROCESS SERVICES -- 2.0%
       Concord EFS*..........................................................................  11,200                   521,360
       Paychex...............................................................................   7,400                   255,744
                                                                                                                    -----------
                                                                                                                        777,104
                                                                                                                    -----------

FINANCE - SMALL LOAN -- 1.5%
       USA Education.........................................................................   8,200                   583,020
                                                                                                                    -----------

FINANCIAL MISCELLANEOUS -- 2.0%
       AMBAC Financial Group.................................................................   5,000                   269,050
       Freddie Mac...........................................................................   7,400                   486,920
                                                                                                                    -----------
            .................................................................................                           755,970
                                                                                                                    -----------

INSURANCE - MULTI-LINE -- 3.8%
       Aflac.................................................................................  21,200                   674,160
       American International Group..........................................................   9,485                   775,873
                                                                                                                    -----------
                                                                                                                      1,450,033
                                                                                                                    -----------
       Total Financial Services..............................................................                         7,432,459
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH GROWTH PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                               Shares                  Value
                                                                                              -------               -----------
HEALTHCARE -- 20.8%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.8%
       Baxter International..................................................................   7,900               $   720,085
                                                                                                                    -----------

DRUGS & PHARMACEUTICALS -- 12.4%
       Allergan..............................................................................   4,200                   319,200
       American Home Products................................................................  10,400                   600,600
       Amgen*................................................................................   7,500                   458,550
       Cardinal Health.......................................................................  10,950                   738,030
       Genzyme-General Division*.............................................................   1,500                   163,455
       Johnson & Johnson.....................................................................   7,800                   752,544
       Merck.................................................................................   6,680                   507,480
       Pfizer................................................................................  28,560                 1,236,648
                                                                                                                    -----------
                                                                                                                      4,776,507
                                                                                                                    -----------

ELECTRICAL - MEDICAL SYSTEMS -- 0.8%
       Medtronic.............................................................................   6,800                   303,280
                                                                                                                    -----------

HEALTH CARE MANAGEMENT SYSTEMS -- 1.4%
       UnitedHealth Group....................................................................   8,400                   550,032
                                                                                                                    -----------

HEALTH CARE FACILITIES -- 4.4%
       HCA - The Healthcare..................................................................  16,600                   642,420
       Laboratory Corp Of America Holdings*..................................................   1,800                   253,800
       Tenet Healthcare*.....................................................................  17,700                   790,128
                                                                                                                    -----------
                                                                                                                      1,686,348
                                                                                                                    -----------
       Total Healthcare......................................................................                         8,036,252
                                                                                                                    -----------

MATERIALS & PROCESSING -- 3.2%
CHEMICALS -- 0.8%
       Air Products & Chemicals..............................................................   7,200                   309,528
                                                                                                                    -----------

DIVERSIFIED MANUFACTURING -- 2.4%
       Tyco International Ltd................................................................  17,200                   917,964
                                                                                                                    -----------
       Total Materials & Processing..........................................................                         1,227,492
                                                                                                                    -----------

OTHER -- 6.1%
MULTI-SECTOR COMPANIES -- 6.1%
       Fortune Brands........................................................................   4,600                   143,290
       General Electric......................................................................  45,500                 2,208,115
                                                                                                                    -----------
       Total Other...........................................................................                         2,351,405
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH GROWTH PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                               Shares                  Value
                                                                                              -------               -----------
OTHER ENERGY -- 3.7%
ENERGY MISCELLANEOUS -- 1.1%
       Calpine*..............................................................................   7,200               $   410,328
                                                                                                                    -----------

OIL - CRUDE PRODUCERS -- 0.7%
       Anadarko Petroleum....................................................................   4,300                   277,866
                                                                                                                    -----------

UTILITIES - GAS PIPELINES -- 1.9%
       EL Paso...............................................................................  10,600                   729,280
                                                                                                                    -----------
       Total Other Energy....................................................................                         1,417,474
                                                                                                                    -----------

PRODUCER DURABLES -- 1.5%
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.5%
       Emerson Electric......................................................................   8,600                   573,190
                                                                                                                    -----------
       Total Producer Durables...............................................................                           573,190
                                                                                                                    -----------

TECHNOLOGY -- 18.9%
COMPUTER SERVICES SOFTWARE & SYSTEMS -- 7.3%
       Amdocs Ltd.*..........................................................................   6,400                   376,960
       BEA Systems*..........................................................................   7,000                   285,950
       Check Point Software Technologies*....................................................   7,500                   470,475
       Microsoft*............................................................................  21,770                 1,474,917
       Veritas Software*.....................................................................   3,200                   190,752
                                                                                                                    -----------
             ................................................................................                         2,799,054
                                                                                                                    -----------

COMMUNICATIONS TECHNOLOGY -- 3.1%
       CIENA*................................................................................   6,200                   341,372
       Cisco Systems*........................................................................  23,980                   407,180
       Comverse Technology*..................................................................   6,800                   465,800
                                                                                                                    -----------
                                                                                                                      1,214,352
                                                                                                                    -----------

COMPUTER TECHNOLOGY -- 4.1%
       Electronic Data Systems...............................................................   9,200                   593,400
       EMC*..................................................................................  14,400                   570,240
       Nvidia*...............................................................................   2,500                   208,250
       Sun Microsystems*.....................................................................  13,000                   222,560
                                                                                                                    -----------
                                                                                                                      1,594,450
                                                                                                                    -----------

ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 4.4%
       Advanced Micro Devices*...............................................................   5,300                   164,300
       Analog Devices*.......................................................................   5,300                   250,743
       Intel.................................................................................  29,760                   919,882
       Linear Technology.....................................................................   7,600                   365,104
                                                                                                                    -----------
                                                                                                                      1,700,029
                                                                                                                    -----------
       Total Technology......................................................................                         7,307,885
                                                                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH GROWTH PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                                               Shares                  Value
                                                                                              -------               -----------
UTILITIES -- 0.9%
UTILITIES - ELECTRICAL -- 0.9%
       AES*...............................................................................      7,200               $   343,224
                                                                                                                    -----------
       Total Utilities....................................................................                              343,224
                                                                                                                    -----------

       TOTAL COMMON STOCKS
          (Cost $35,657,640)..............................................................                           37,433,182
                                                                                                                    -----------

SHORT-TERM INVESTMENT -- 3.1%

                                                                                              Face
                                                                                             Amount                    Value
                                                                                           ----------               -----------
REPURCHASE AGREEMENT -- 3.1%
       Chase Securities, Inc. 4.30%, dated 04/30/01, due 05/01/01, to be purchased at
          $1,208,144 collateralized by $1,189,948 of various U.S. Treasury Notes
          valued at $1,247,003 (Cost $1,208,000).......................................... $1,208,000                 1,208,000
                                                                                                                    -----------
       TOTAL INVESTMENTS-- 100.1%
          (Cost $36,865,640) (a)..........................................................                           38,641,182
                                                                                                                    -----------
       OTHER ASSETS AND LIABILITIES, NET -- (0.1%)........................................                              (50,720)
                                                                                                                    -----------
NET ASSETS CONSIST OF:

       Paid in Capital....................................................................                           35,200,065
       Accumulated Net Investment Loss....................................................                             (220,413)
       Accumulated Net Realized Gain......................................................                            1,835,268
       Net Unrealized Appreciation........................................................                            1,775,542
                                                                                                                    -----------
       TOTAL NET ASSETS -- 100.0%.........................................................                          $38,590,462
                                                                                                                    ===========
       Institutional Class Shares:

       Shares Issued and Outstanding
           (authorized 25,000,000 -- $ 0.001 par value)...................................                            5,421,555
           Net Asset Value, Offering and Redemption Price Per Share.......................                                $7.12
                                                                                                                          =====


  * Non-Income Producing Security
ADR American Depositary Receipt
 Cl Class
Ser Series
(a) The cost for federal income tax purposes was $36,865,640. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $1,775,542. This consisted of aggregate gross unrealized appreciation for all securities of $4,393,715 and aggregate gross unrealized depreciation for all securities of $2,618,173.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 58.8%

                                                       Shares           Value
                                                     ----------       ----------
AUTO & TRANSPORTATION -- 1.3%
RECREATIONAL VEHICLES & BOATS -- 0.8%
       Harley-Davidson .......................          8,500         $  391,765
                                                                      ----------
TRANSPORTATION MISCELLANEOUS -- 0.5%
       United Parcel Service, Cl B ...........          4,200            241,290
                                                                      ----------
       Total Auto & Transportation ...........                           633,055
                                                                      ----------
CONSUMER DISCRETIONARY -- 7.0%
COMMUNICATIONS & MEDIA -- 1.4%
       AOL Time Warner* ......................         13,750            694,375
                                                                      ----------
CONSUMER PRODUCTS -- 0.9%
       Kimberly-Clark ........................          7,600            451,440
                                                                      ----------
PUBLISHING MISCELLANEOUS -- 1.3%
       McGraw-Hill ...........................          9,800            634,844
                                                                      ----------
RESTAURANTS -- 0.7%
       Starbucks* ............................         19,100            369,585
                                                                      ----------
RETAIL -- 2.1%
       Costco Wholesale* .....................          2,800             97,804
       Home Depot ............................          3,650            171,915
       Kohl's* ...............................          5,100            311,406
       Wal-Mart Stores .......................          9,400            486,356
                                                                      ----------
                                                                       1,067,481
                                                                      ----------
SERVICES - COMMERCIAL -- 0.6%
       Waste Management ......................         12,300            300,243
                                                                      ----------
       Total Consumer Discretionary ..........                         3,517,968
                                                                      ----------
CONSUMER STAPLES -- 5.3%
BEVERAGE - SOFT DRINKS -- 1.2%
       Pepsico ...............................         14,300            626,483
                                                                      ----------
DRUG & GROCERY STORE CHAINS -- 2.8%
       CVS ...................................         10,900            642,555
       Safeway* ..............................         13,700            743,910
                                                                      ----------
                                                                       1,386,465
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares           Value
                                                     ----------       ----------
FOODS -- 1.3%
       Hershey Foods .........................           4,300        $  259,763
       Sysco .................................          14,700           413,364
                                                                      ----------
                                                                         673,127
                                                                      ----------
       Total Consumer Staples ................                         2,686,075
                                                                      ----------
FINANCIAL SERVICES -- 11.7%
BANKS - OUTSIDE NEW YORK CITY-- 2.6%
       Northern Trust ........................           3,100           201,593
       US Bancorp ............................          19,100           404,538
       Wells Fargo ...........................          14,800           695,156
                                                                      ----------
                                                                       1,301,287
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
       American Express ......................           6,000           254,640
       Citigroup .............................          19,133           940,387
       Household International ...............           4,600           294,492
       Merrill Lynch .........................           6,100           376,370
                                                                      ----------
                                                                       1,865,889
                                                                      ----------
FINANCE DATA PROCESS SERVICES -- 1.1%
       Concord EFS* ..........................           7,900           367,745
       Paychex ...............................           5,400           186,624
                                                                      ----------
                                                                         554,369
                                                                      ----------
FINANCE - SMALL LOAN--0.9%
       USA Education .........................           6,500           462,150
                                                                      ----------
FINANCIAL MISCELLANEOUS -- 1.1%
       AMBAC Financial Group .................           3,900           209,859
       Freddie Mac ...........................           5,600           368,480
                                                                      ----------
                                                                         578,339
                                                                      ----------
INSURANCE - MULTI-LINE -- 2.3%
       Aflac .................................          15,400           489,720
       American International Group ..........           7,974           652,273
                                                                      ----------
                                                                       1,141,993
                                                                      ----------
       Total Financial Services ..............                         5,904,027
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares           Value
                                                     ----------       ----------
HEALTHCARE -- 12.6%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.2%
       Baxter International ..................          6,800         $  619,820
                                                                      ----------
DRUG & PHARMACEUTICALS -- 7.6%
       Allergan ..............................          3,200            243,200
       American Home Products ................          8,500            490,875
       Amgen* ................................          7,300            446,322
       Cardinal Health .......................          9,100            613,340
       Genzyme-General Division* .............          1,300            141,661
       Johnson & Johnson .....................          6,100            588,528
       Merck .................................          4,500            341,865
       Pfizer ................................         22,100            956,930
                                                                      ----------
                                                                       3,822,721
                                                                      ----------
ELECTRICAL - MEDICAL SYSTEMS -- 0.5%
       Medtronic .............................          5,400            240,840
                                                                      ----------
HEALTH CARE MANAGEMENT SERVICES -- 0.8%
       UnitedHealth Group ....................          6,400            419,072
                                                                      ----------
HEALTH CARE FACILITIES -- 2.5%
       HCA - The Healthcare ..................         13,500            522,450
       Laboratory Corp Of America Holdings* ..          1,300            183,300
       Tenet Healthcare* .....................         12,800            571,392
                                                                      ----------
                                                                       1,277,142
                                                                      ----------
       Total Healthcare ......................                         6,379,595
                                                                      ----------
MATERIALS & PROCESSING -- 2.0%
CHEMICALS -- 0.4%
       Air Products & Chemicals ..............          5,200            223,548
                                                                      ----------
DIVERSIFIED MANUFACTURING -- 1.6%
       Tyco International Ltd ................         14,800            789,876
                                                                      ----------
       Total Materials & Processing ..........                         1,013,424
                                                                      ----------
OTHER -- 3.6%
MULTI-SECTOR COMPANIES -- 3.6%
       Fortune Brands ........................          3,800            118,370
       General Electric ......................         34,900          1,693,697
                                                                      ----------
       Total Other ...........................                         1,812,067
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares           Value
                                                     ----------       ----------
OTHER ENERGY -- 2.4%
ENERGY MISCELLANEOUS -- 0.7%
       Calpine* ...............................         5,900         $  336,241
                                                                      ----------
OIL - CRUDE PRODUCERS -- 0.4%
       Anadarko Petroleum .....................         3,200            206,784
                                                                      ----------
UTILITIES - GAS PIPELINES -- 1.3%
       EL Paso ................................         9,600            660,480
                                                                      ----------
       Total Other Energy .....................                        1,203,505
                                                                      ----------
PRODUCER DURABLES -- 0.9%
ELECTRICAL EQUIPMENT & COMPONENTS -- 0.9%
       Emerson Electric .......................         6,800            453,220
                                                                      ----------
       Total Producer Durables ................                          453,220
                                                                      ----------
TECHNOLOGY -- 11.4%
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.5%
       Amdocs Ltd.* ...........................         5,100            300,390
       BEA Systems* ...........................         5,600            228,760
       Check Point Software Technologies* .....         5,900            370,107
       Microsoft* .............................        17,500          1,185,625
       Veritas Software* ......................         2,500            149,025
                                                                      ----------
                                                                       2,233,907
                                                                      ----------
COMMUNICATIONS TECHNOLOGY -- 1.9%
       CIENA* .................................         4,900            269,794
       Cisco Systems* .........................        18,900            320,922
       Comverse Technology* ...................         5,400            369,900
                                                                      ----------
                                                                         960,616
                                                                      ----------
COMPUTER TECHNOLOGY -- 2.4%
       Electronic Data Systems ................         7,400            477,300
       EMC* ...................................        10,400            411,840
       Nvidia* ................................         2,000            166,600
       Sun Microsystems* ......................         9,600            164,352
                                                                      ----------
                                                                       1,220,092
                                                                      ----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 2.6%
       Advanced Micro Devices* ................         4,100            127,100
       Analog Devices* ........................         4,000            189,240
       Intel ..................................        23,400            723,294
       Linear Technology ......................         5,600            269,024
                                                                      ----------
                                                                       1,308,658
                                                                      ----------
       Total Technology .......................                        5,723,273
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   SIRACH STRATEGIC BALANCED PORTFOLIO
                                            APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares           Value
                                                     ----------       ----------
UTILITIES -- 0.6%
UTILITIES - ELECTRICAL -- 0.6%
       AES* ..................................          6,000        $  286,020
                                                                     -----------
       Total Utilities .......................                           286,020
                                                                     -----------
       TOTAL COMMON STOCKS
           (Cost $28,183,873) ................                        29,612,229
                                                                     -----------

CORPORATE BONDS -- 13.2%

                                                        Face
                                                       Amount           Value
                                                     ----------       ----------
AIRLINES -- 2.6%
       America West Airlines
           6.860%, 07/02/04 ..................       $204,946        $   205,112
       American Trans Air(b)
           7.460%, 07/15/04 ..................        478,753            486,830
       Continental Airlines
           8.499%, 05/01/11 ..................        569,244            600,803
                                                                     -----------
                                                                       1,292,745
                                                                     -----------
ELECTRICAL SERVICES -- 1.0%
       Arkansas Electric Cooperative
           7.330%, 06/30/08 ..................        506,000            523,710
                                                                     -----------
FINANCIAL SERVICES -- 1.3%
       AT&T
           7.000%, 08/15/01 ..................        633,000            636,718
                                                                     -----------
INDUSTRIAL -- 2.3%
       Motorola
           8.181%, 02/01/03 ..................        590,000            572,300
       Yosemite Security Trust I(b)
           8.250%, 11/15/04 ..................        590,000            607,303
                                                                     -----------
                                                                       1,179,603
                                                                     -----------
INSURANCE -- 0.6%
       Conseco
           9.000%, 10/15/06 ..................        337,000            313,410
                                                                     -----------
UTILITIES -- 0.9%
       Entergy Louisiana
           8.090%, 01/02/17 ..................        463,003            457,216
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

CORPORATE BONDS - continued


                                                                                      Face
                                                                                     Amount        Value
                                                                                   ----------    ----------
YANKEE -- 4.5%
       AT&T Canada
           0.000%, 06/15/08 ....................................................   $  493,000    $  403,027
       AXA
           8.600%, 12/15/30 ....................................................      590,000       631,587
       Capital One Bank MTN
           6.875%, 02/01/06 ....................................................      590,000       574,035
       Fannie Mae
           6.625%, 11/15/10 ....................................................      612,000       636,368
                                                                                                 ----------
                                                                                                  2,245,017
                                                                                                 ----------
       TOTAL CORPORATE BONDS
           (Cost $6,591,310) ...................................................                  6,648,419
                                                                                                 ----------

U.S. TREASURY OBLIGATIONS -- 7.2%
       U.S. Treasury Bonds
           7.500%, 11/15/16 ....................................................      169,000       197,651
           7.125%, 02/15/23 ....................................................       84,000        96,202
           6.250%, 05/15/30 ....................................................    1,371,000     1,446,186
       U.S. Treasury Notes
           5.875%, 10/31/01 ....................................................      506,000       510,357
           7.000%, 07/15/06 ....................................................      211,000       230,043
           6.000%, 08/15/09 ....................................................      675,000       703,748
       U.S. Treasury STRIPS
           0.000%, 05/15/12 ....................................................      844,000       453,346
                                                                                                 ----------
       TOTAL U.S. TREASURY OBLIGATIONS
           (Cost $3,691,353) ...................................................                  3,637,533
                                                                                                 ----------

ASSET-BACKED SECURITIES -- 4.7%
       Capital Equipment Receivables Trust, Ser 1997-1, Cl B
           6.450%, 08/15/02 ....................................................      380,000       381,698
       Citibank Credit Card Master Trust I, Ser 1997-6, Cl A, PO 08/15/06
           0.000%, 08/15/06 ....................................................    1,413,000     1,174,539
       Peco Energy Transition Trust, Ser 1999-A, Cl A-6
           6.050%, 03/01/09 ....................................................      590,000       594,806
       Provident Bank Home Equity Loan Trust, Ser 1997-1, Cl A1
           7.180%, 04/25/13 ....................................................      171,945       176,231
                                                                                                 ----------
       TOTAL ASSET-BACKED SECURITIES
           (Cost $2,191,158) ...................................................                  2,327,274
                                                                                                 ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO
                                             APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE PASS-THROUGHS -- 9.2%


                                                                           Face
                                                                          Amount         Value
                                                                        ----------    -----------
       Federal Home Loan Mortgage Gold
           6.500%, 07/01/29 .........................................   $  536,289    $   531,259
       Federal National Mortgage Association
           6.500%, 02/01/28 .........................................      897,746        888,481
       Government National Mortgage Association
           7.000%, 05/15/24 .........................................    1,359,296      1,375,009
           7.000%, 02/15/28 .........................................      768,714        777,600
           6.000%, 05/20/29 .........................................      537,295        520,671
           8.000%, 06/15/30 .........................................      517,572        534,714
                                                                                      -----------
       TOTAL U.S. GOVERNMENT MORTGAGE PASS-THROUGHS
           (Cost $4,443,352) ........................................                   4,627,734
                                                                                      -----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.4%
       GE Capital Mortgage Services, Ser 1997-2, Cl 1A2
           6.750%, 03/25/27 .........................................      739,897        748,065
       Prudential Home Mortgage Securities, Ser 1994-1, Cl A6
           6.000%, 02/25/09 .........................................      970,000        967,517
                                                                                      -----------
       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
           (Cost $1,655,954) ........................................                   1,715,582
                                                                                      -----------

SHORT-TERM INVESTMENT -- 3.6%
REPURCHASE AGREEMENT -- 3.6%
       Chase Securities, Inc. 4.30%, dated 04/30/01,
           due 05/01/01, to be purchased at $1,816,217
           collateralized by $1,788,862 of various
           U.S. Treasury Notes valued at
           $1,874,634 (Cost $1,816,000) .............................    1,816,000      1,816,000
                                                                                      -----------
       TOTAL INVESTMENTS -- 100.1%
           (Cost $48,573,000)(a) ....................................                  50,384,771
                                                                                      -----------
       OTHER ASSETS AND LIABILITIES, NET -- (0.1%) ..................                     (51,311)
                                                                                      -----------
       TOTAL NET ASSETS -- 100.0% ...................................                 $50,333,460
                                                                                      ===========

     *  Non-Income Producing Security
    Cl  Class
   MTN  Medium Term Note Ser Series
STRIPS  Separately Traded Registered Interest and Principal Securities
   (a) The cost for federal income tax purposes was $48,573,000. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $1,811,771. This consisted of aggregate gross unrealized appreciation for all securities of $3,812,032 and aggregate gross unrealized depreciation for all securities of $2,000,261.
   (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
CORPORATE BONDS - 36.4%

                                                       Face
AIRLINES -- 5.1%                                      Amount            Value
       America West Airlines                        ----------        ----------
           6.860%, 07/02/04 ................        $  798,252        $  798,899
       American Trans Air(b)
           7.460%, 07/15/04 ................           567,753           577,331
       Northwest Airlines
           8.304%, 09/01/10 ................         1,428,477         1,481,517
       US Airways
           8.110%, 02/20/17 ................         1,938,227         2,054,521
                                                                      ----------
                                                                       4,912,268
                                                                      ----------
FINANCE -- 5.5%
       International Lease Finance
           5.625%, 04/15/02 ................         1,000,000         1,010,000
       Safeco
           7.875%, 03/15/03 ................         1,875,000         1,924,042
       Monumental Global Funding(b)
           6.050%, 01/19/06 ................         2,400,000         2,394,382
                                                                      ----------
                                                                       5,328,424
                                                                      ----------
INDUSTRIAL -- 2.8%
       Yosemite Security Trust I(b)
           8.250%, 11/15/04 ................         2,650,000         2,727,717
                                                                      ----------
INSURANCE -- 5.4%
       American Annuity Capital Trust(b)
           7.250%, 09/25/01 ................         1,100,000         1,108,495
       Conseco
           9.000%, 10/15/06 ................           900,000           837,000
           6.400%, 06/15/11 ................         1,246,000         1,241,327
       Royal & Sun Alliance Insurance(b)
           8.950%, 10/15/29 ................         2,000,000         2,055,000
                                                                      ----------
                                                                       5,241,822
                                                                      ----------
UTILITIES -- 5.2%
       System Energy Resources
           7.430%, 01/15/11 ................         1,281,877         1,297,900
       Utilicorp United
           8.270%, 11/15/21 ................         1,750,000         1,690,937
       Entergy Louisiana
           8.090%, 01/02/17 ................         2,098,760         2,072,526
                                                                      ----------
                                                                       5,061,363
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

CORPORATE BONDS - continued


                                                                   Face
                                                                  Amount         Value
YANKEE -- 12.4%                                                 ----------    -----------
       AT&T Canada
           0.000%, 06/15/08 .................................. $ 2,630,000    $ 2,150,025
       Capital One Bank MTN
           6.875%, 02/01/06 ..................................   2,200,000      2,140,468
       Fannie Mae
           6.625%, 11/15/10 ..................................   1,500,000      1,559,726
       Freddie Mac
           6.750%, 03/15/31 ..................................   2,425,000      2,491,688
       Morgan Stanley Dean Witter
           7.750%, 06/15/05 ..................................   2,150,000      2,276,050
       Motorola
           7.625%, 11/15/10 ..................................   1,500,000      1,425,000
                                                                              -----------
                                                                               12,042,957
                                                                              -----------
       TOTAL CORPORATE BONDS
           (Cost $35,441,044) ................................                 35,314,551
                                                                              -----------

MORTGAGE PASS-THROUGHS -- 18.2%
       Bear Stearns Mortgage Securities, Ser 1995-1, Cl 1A
           6.440%, 05/25/10 ..................................   1,132,690      1,138,874
       Federal Home Loan Mortgage
           7.500%, 11/01/29 ..................................     309,797        316,668
           7.500%, 07/01/30 ..................................   2,115,502      2,161,401
       Federal Home Loan Mortgage Gold
           6.500%, 01/01/11 ..................................     557,297        561,298
           6.500%, 07/01/29 ..................................   1,636,171      1,620,824
       Federal National Mortgage Association
           6.500%, 05/01/09 ..................................     105,418        106,341
           6.500%, 02/01/28 ..................................   1,252,066      1,239,145
           6.500%, 07/01/29 ..................................   1,904,992      1,885,332
       Federal National Mortgage Association Gold
           6.000%, 12/01/17 ..................................   1,005,565        979,481
       Government National Mortgage Association
           7.500%, 07/15/28 ..................................   1,797,406      1,841,473
           7.000%, 02/15/28 ..................................     228,280        230,919
           7.000%, 08/15/28 ..................................   2,100,255      2,124,534
           6.500%, 02/15/29 ..................................   1,718,777      1,705,336
           6.000%, 05/20/29 ..................................   1,365,657      1,323,403
       Saxon Mortgage Securities, Ser 1994-9B, Cl 2A
           7.000%, 07/25/09 ..................................     479,563        488,234
                                                                              -----------
       TOTAL MORTGAGE PASS-THROUGHS
           (Cost $17,202,360) ................................                 17,723,263
                                                                              -----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.4%

                                                                            Face
                                                                           Amount         Value
                                                                         ----------    -----------
    Countrywide Home Loans, Ser 1997-4, Cl A
       8.000%, 08/25/27 ..............................................  $ 2,095,226    $ 2,170,592
    GE Capital Mortgage Services, Ser 1997-2, Cl 1A2
       6.750%, 03/25/27 ..............................................    1,464,662      1,480,832
    GMAC Mortgage Loan Trust, Ser 2000-HE3, Cl A8
       7.800%, 12/25/31 ..............................................    1,800,000      1,851,963
    Government National Mortgage Association CMO REMIC
       7.500%, 07/16/29 ..............................................    2,400,000      2,452,440
    Mellon Residential Funding, Ser 1998-1, Cl A4
       6.500%, 02/25/28 ..............................................    1,000,000        972,910
    Prudential Home Mortgage Securities, Ser 1994-1, Cl A6
       6.000%, 02/25/09 ..............................................    1,657,000      1,652,758
    Salomon Brothers Mortgage Securities, Ser 1997-LB6, Cl A6
       6.820%, 12/25/27 ..............................................    1,414,818      1,442,609
                                                                                       -----------
    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
       (Cost $11,716,712) ............................................                  12,024,104
                                                                                       -----------

ASSET-BACKED SECURITIES -- 6.1%
    Capital Equipment Receivables Trust, Ser 1997-1, Cl B
       6.450%, 08/15/02 ..............................................      280,000        281,252
    JC Penney Master Credit Card Trust, Ser E, Cl A
       5.500%, 06/15/07 ..............................................    2,200,000      2,221,776
    Metris Master Trust, Ser 1997-1, Cl A
       6.870%, 10/20/05 ..............................................    1,200,000      1,227,132
    Peco Energy Transition Trust, Ser 1999-A, Cl A-6
       6.050%, 03/01/09 ..............................................    2,015,000      2,031,414
    Provident Bank Home Equity Loan Trust, Ser 1996-1, Cl A1
       7.600%, 10/25/12 ..............................................       62,021         63,559
    Provident Bank Home Equity Loan Trust, Ser 1997-1, Cl A1
       7.180%, 04/25/13 ..............................................       62,713         64,276
                                                                                       -----------
    TOTAL ASSET-BACKED SECURITIES
       (Cost $5,605,034) .............................................                   5,889,409
                                                                                       -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 20.6%

                                                            Face
                                                           Amount       Value
                                                         ----------  -----------
   U.S. Treasury Bonds
       7.125%, 02/15/23 ..............................  $ 2,000,000  $ 2,290,520
       6.250%, 05/15/30 ..............................    3,925,000    4,140,247
   U.S. Treasury Notes
       7.875%, 11/15/04 ..............................    2,500,000    2,749,600
       7.000%, 07/15/06 ..............................    3,000,000    3,270,750
       6.625%, 05/15/07 ..............................    2,400,000    2,587,416
       6.000%, 08/15/09 ..............................    3,500,000    3,649,065
   U.S. Treasury STRIPS
       0.000%, 05/15/12 ..............................    2,500,000    1,342,850
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $20,103,942) ............................                20,030,448
                                                                     -----------

SHORT-TERM INVESTMENT -- 5.0%

REPURCHASE AGREEMENT -- 5.0%
   Chase Securities, Inc. 4.30%, dated 04/30/01,
       due 05/01/01, to be purchased at $4,904,586
       collateralized by $4,830,716 of various
       U.S. Treasury Notes valued at
       $5,062,338 (Cost $4,904,000) ..................    4,904,000    4,904,000
                                                                     -----------
   TOTAL INVESTMENTS -- 98.7%
       (Cost $94,973,092)(a) .........................                95,885,775
                                                                     -----------
   OTHER ASSETS AND LIABILITIES, NET -- 1.3% .........                 1,295,551
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH BOND PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

                                                                      Value
                                                                   ------------

Paid in Capital ...............................................    $97,218,540
Undistributed Net Investment Income ...........................        533,454
Accumulated Net Realized Loss .................................     (1,483,351)
Net Unrealized Appreciation ...................................        912,683
                                                                   -----------
TOTAL NET ASSETS -- 100.0% ....................................    $97,181,326
                                                                   ===========
Institutional Class Shares:
Shares Issued and Outstanding
 (authorized 25,000,000 -- $0.001 par value) ..................      9,721,178
Net Asset Value, Offering and Redemption Price Per Share ......         $10.00
                                                                        ======

    Cl  Class
   CMO  Collateralized Mortgage Obligation
   MTN  Medium Term Note
 REMIC  Real Estate Mortgage Investment Conduit
   Ser  Series
STRIPS  Separately Traded Registered Interest and Principal Securities
   (a) The cost for federal income tax purposes was $94,973,092. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $912,683. This consisted of aggregate gross unrealized appreciation for all securities of $2,006,929 and aggregate gross unrealized depreciation for all securities of $1,094,246.
   (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMON STOCKS -- 94.6%

                                                       Shares            Value
                                                     ----------       ----------
AUTO & TRANSPORTATION -- 1.4%
TRANSPORTATION MISCELLANEOUS -- 1.4%
       United Parcel Service, Cl B ...........         12,750         $  732,488
                                                                      ----------
       Total Auto & Transportation ...........                           732,488
                                                                      ----------
CONSUMER DISCRETIONARY -- 9.8%
COMMUNICATIONS & MEDIA -- 1.8%
       AOL Time Warner* ......................         18,797            949,249
                                                                      ----------
PUBLISHING - MISCELLANEOUS -- 1.3%
       McGraw-Hill ...........................         10,200            660,756
                                                                      ----------
RESTAURANTS -- 1.3%
       Starbucks* ............................         35,000            677,250
                                                                      ----------
RETAIL -- 4.7%
       Costco Wholesale* .....................         13,240            462,473
       Home Depot ............................         16,671            785,204
       Wal-Mart Stores .......................         22,800          1,179,672
                                                                      ----------
                                                                       2,427,349
                                                                      ----------
SERVICES - COMMERCIAL -- 0.7%
       Waste Management ......................         15,700            383,237
                                                                      ----------
       Total Consumer Discretionary ..........                         5,097,841
                                                                      ----------
CONSUMER STAPLES -- 8.4%
BEVERAGE - SOFT DRINKS -- 1.5%
       Pepsico ...............................         17,800            779,818
                                                                      ----------
                                                                         779,818
                                                                      ----------
DRUG & GROCERY STORE CHAINS -- 4.2%
       CVS ...................................         16,950            999,202

       Safeway* ..............................         21,600          1,172,880
                                                                      ----------
                                                                       2,172,082
                                                                      ----------
FOODS -- 2.7%
       Hershey Foods .........................          7,600            459,116
       Sysco .................................         34,800            978,576
                                                                      ----------
                                                                       1,437,692
                                                                      ----------
       Total Consumer Staples ................                         4,389,592
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares            Value
                                                     ----------       ----------
FINANCIAL SERVICES -- 7.2%
DIVERSIFIED FINANCIAL SERVICES -- 2.0%
       Citigroup .............................         21,133         $1,038,687
                                                                      ----------
FINANCE DATA PROCESS SERVICES -- 2.0%
       Concord EFS* ..........................          9,200            428,260
       Paychex ...............................         16,900            584,064
                                                                      ----------
                                                                       1,012,324
                                                                      ----------
FINANCIAL MISCELLANEOUS -- 1.0%
       Freddie Mac ...........................          8,000            526,400
                                                                      ----------
INSURANCE - MULTI-LINE -- 2.2%
       American International Group ..........         13,879          1,135,302
                                                                      ----------
       Total Financial Services ..............                         3,712,713
                                                                      ----------
HEALTHCARE -- 20.7%
BIOTECHNOLOGY RESEARCH & PRODUCTS -- 1.7%
       Baxter International ..................          9,550            870,482
                                                                      ----------
DRUGS & PHARMACEUTICALS -- 15.0%
       American Home Products ................         20,100          1,160,775
       Amgen* ................................         22,600          1,381,764
       Cardinal Health .......................         12,713            856,823
       Genzyme-General Division* .............          5,800            632,026
       Merck .................................         12,331            936,786
       Pfizer ................................         65,650          2,842,645
                                                                      ----------
                                                                       7,810,819
                                                                      ----------
ELECTRICAL - MEDICAL SYSTEMS -- 1.4%
       Medtronic .............................         16,282            726,177
                                                                      ----------
HEALTH CARE FACILITIES -- 2.5%
       HCA - The Healthcare ..................         23,750            919,125
       Laboratory Corp Of America Holdings* ..          2,800            394,800
                                                                      ----------
                                                                       1,313,925
                                                                      ----------
       Total Healthcare ......................                        10,721,403
                                                                      ----------
MATERIALS & PROCESSING -- 3.6%
DIVERSIFIED MANUFACTURING -- 3.6%
       Tyco International Ltd ................         34,650          1,849,271
                                                                      ----------
       Total Materials & Processing ..........                         1,849,271
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                       Shares            Value
                                                     ----------       ----------
OTHER -- 7.6%
MULTI-SECTOR COMPANIES -- 7.6%
       General Electric ......................         81,630         $3,961,504
                                                                      ----------
       Total Other ...........................                         3,961,504
                                                                      ----------
OTHER ENERGY -- 2.2%
ENERGY MISCELLANEOUS -- 1.4%
       Calpine* ..............................         13,000            740,870
                                                                      ----------
UTILITIES - GAS PIPELINES -- 0.8%
       EL Paso ...............................          5,700            392,160
                                                                      ----------
       Total Other Energy ....................                         1,133,030
                                                                      ----------
PRODUCER DURABLES -- 1.9%
ELECTRICAL EQUIPMENT & COMPONENTS -- 1.9%
       Emerson Electric ......................         14,900            993,085
                                                                      ----------
       Total Producer Durables ...............                           993,085
                                                                      ----------
TECHNOLOGY -- 30.6%
COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.4%
       Amdocs Ltd.* ..........................         10,500            618,450
       BEA Systems* ..........................         19,700            804,745
       Check Point Software Technologies* ....         19,275          1,209,121
       Microsoft* ............................         37,590          2,546,722
       Veritas Software* .....................         12,500            745,125
                                                                      ----------
                                                                       5,924,163
                                                                      ----------
COMMUNICATIONS TECHNOLOGY -- 6.3%
       CIENA* ................................         13,400            737,804
       Cisco Systems* ........................         75,341          1,279,290
       Comverse Technology* ..................         13,000            890,500
       Scientific-Atlanta ....................          6,000            346,380
                                                                      ----------
                                                                       3,253,974
                                                                      ----------
COMPUTER TECHNOLOGY -- 7.2%
       Electronic Data Systems ...............         16,500          1,064,250
       EMC* ..................................         27,006          1,069,438
       International Business Machines .......          6,800            782,952
       Nvidia* ...............................          4,400            366,520
       Sun Microsystems* .....................         25,300            433,136
                                                                      ----------
                                                                       3,716,296
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCKS - continued


                                                                   Shares          Value
                                                                 ----------     -----------
ELECTRONICS - SEMICONDUCTORS/COMPONENTS -- 5.8%
       Advanced Micro Devices* ..............................         12,000    $   372,000
       Analog Devices* ......................................         11,800        558,258
       Intel ................................................         55,306      1,709,508
       Linear Technology ....................................          7,500        360,300
                                                                                -----------
                                                                                  3,000,066
                                                                                -----------
       Total Technology .....................................                    15,894,499
                                                                                -----------
UTILITIES -- 1.2%
UTILITIES - ELECTRICAL -- 1.2%
       AES* .................................................         13,500        643,545
                                                                                -----------
       Total Utilities ......................................                       643,545
                                                                                -----------
       TOTAL COMMON STOCKS
          (Cost $48,745,694) ................................                    49,128,971
                                                                                -----------

SHORT-TERM INVESTMENT -- 5.4%

                                                                    Face
                                                                   Amount
                                                                 ----------
REPURCHASE AGREEMENT -- 5.4%
       Chase Securities, Inc. 4.30%, dated 04/30/01,
          due 05/01/01, to be purchased at $2,809,336
          collateralized by $2,767,023 of various
          U.S. Treasury Notes valued at $2,899,695
          (Cost $2,809,000) .................................   $  2,809,000      2,809,000
                                                                                -----------
       TOTAL INVESTMENTS -- 100.0%
          (Cost $51,554,694)(a) .............................                    51,937,971
                                                                                -----------
       OTHER ASSETS AND LIABILITIES, NET -- (0.0%) ..........                       (25,925)
                                                                                -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH EQUITY PORTFOLIO
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

                                                                       Value
                                                                    -----------

  Paid in Capital ..............................................    $56,808,151
  Accumulated Net Investment Loss ..............................        (64,187)
  Accumulated net Realized Loss ................................     (5,215,195)
  Net Unrealized Appreciation ..................................        383,277
                                                                    -----------
  TOTAL NET ASSETS -- 100.0% ...................................    $51,912,046
                                                                    ===========
  Institutional Class Shares:
  Shares Issued and Outstanding
      (authorized 25,000,000 -- $0.001 par value) ..............      4,433,134
  Net Asset Value, Offering and Redemption Price Per Share .....         $11.71
                                                                         ======

  *  Non-Income Producing Security
ADR  American Depositary Receipt
 Cl  Class
Ser  Series
(a) The cost for federal income tax purposes was $51,554,694. At April 30, 2001, net unrealized appreciation for all securities based on tax cost was $383,277. This consisted of aggregate gross unrealized appreciation for all securities of $4,763,250 and aggregate gross unrealized depreciation for all securities of $4,379,973.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SIRACH PORTFOLIOS
                                                      APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                       Sirach
                                                                      Strategic
                                                                      Balanced
                                                                      Portfolio
                                                                     -----------
Assets
Investments, at Cost ........................................        $48,573,000
                                                                     ===========
Investments, at Value -- Note A .............................         50,384,771
Cash ........................................................                310
Receivable for Investments Sold .............................          9,269,315
Dividends and Interest Receivable ...........................            301,063
Receivable for Portfolio Shares Sold ........................                459
Other Assets ................................................              2,996
                                                                     -----------
       Total Assets .........................................         59,958,914
                                                                     -----------
Liabilities
Payable for Investments Purchased ...........................            222,153
Payable for Portfolio Shares Redeemed .......................          9,343,520
Payable for Investment Advisory
       Fees -- Note B .......................................             31,037
Payable for Administrative
       Fees -- Note C .......................................             12,450
Other Liabilities ...........................................             16,294
                                                                     -----------
Total Liabilities ...........................................          9,625,454
                                                                     -----------
Net Assets ..................................................        $50,333,460
                                                                     ===========
Net Assets Consist of:
Paid in Capital .............................................         47,623,766
Undistributed Net Investment Income .........................             96,952
Accumulated Net Realized Gain ...............................            800,971
Unrealized Appreciation .....................................          1,811,771
                                                                     -----------
Net Assets ..................................................        $50,333,460
                                                                     ===========
Institutional Class Shares
Shares Issued and Outstanding authorized 25,000,000 --
       ($0.001 par value)+ ..................................          5,284,357
Net Asset Value, Offering and
       Redemption Price Per Share ...........................              $9.52
                                                                           =====

+ Authorized Institutional Class Shares

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                       SIRACH PORTFOLIOS
                                                FOR THE SIX MONTHS
                                                ENDED APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS


                                                 Sirach                          Sirach
                                                 Special         Sirach         Strategic        Sirach          Sirach
                                                 Equity          Growth         Balanced          Bond           Equity
                                                Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                               ------------    ------------    ------------    ------------    ------------
Investment Income
Dividends ................................     $    147,345    $    158,500    $    108,226    $         --    $    140,197
Interest .................................          243,336          31,888         948,278       3,205,955          56,578
Less: Foreign Taxes Withheld .............           (1,666)            (54)            (34)             --             (87)
                                               ------------    ------------    ------------    ------------    ------------
    Total Income .........................          389,015         190,334       1,056,470       3,205,955         196,688
                                               ------------    ------------    ------------    ------------    ------------
Expenses
Investment Advisory Fees --
    Note B ...............................          596,423         165,426         207,249         167,367         188,409
Administrative Fees -- Note C ............          111,199          82,331          72,441          81,125          59,888
Custodian Fees ...........................           18,848          13,721          10,530           5,286           7,570
Directors' Fees -- Note E ................            2,529           2,069           1,837           1,846           1,609
Shareholder Servicing Fees--
    Note F ...............................              179          99,550           2,416          48,459          29,586
Audit Fees ...............................            8,040           8,368           7,685           5,928           6,297
Legal Fees ...............................            2,563           1,834           2,454           1,205           1,508
Printing Fees ............................            6,568           9,050           5,231          11,171           4,985
Registration and Filing Fees .............           13,025          13,273          10,192           8,710          13,291
Other Expenses ...........................           13,046          16,672           9,327           7,043           5,148
                                               ------------    ------------    ------------    ------------    ------------
    Total Expenses .......................          772,420         412,294         329,362         338,140         318,291

Less:
Waiver of Investment
    Advisory Fees -- Note B ..............               --              --              --         (97,831)        (56,273)
                                               ------------    ------------    ------------    ------------    ------------
    Net Expenses Before
       Expense Offset ....................          772,420         412,294         329,362         240,309         262,018
                                               ------------    ------------    ------------    ------------    ------------
Expense Offset -- Note A .................           (5,023)         (1,547)         (2,414)         (1,213)         (1,142)
                                               ------------    ------------    ------------    ------------    ------------
    Net Expenses After
       Expense Offset ....................          767,397         410,747         326,948         239,096         260,876
                                               ------------    ------------    ------------    ------------    ------------
Net Investment Income
    (Loss) ...............................         (378,382)       (220,413)        729,522       2,966,859         (64,188)
                                               ------------    ------------    ------------    ------------    ------------
Net Realized Gain (Loss)
    on Investments .......................      (42,842,070)      1,867,459         891,973         814,805      (5,199,319)
Net Change in Unrealized
    Appreciation
    (Depreciation) .......................      (11,880,868)    (16,270,357)     (8,866,863)      2,056,829     (15,680,098)
                                                               ------------    ------------    ------------    ------------
Net Gain (Loss) on Investments ...........      (54,722,938)    (14,402,898)     (7,974,890)      2,871,634     (20,879,417)
                                               ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease)
    in Net Assets Resulting
    from Operations ......................     $(55,101,320)   $(14,623,311)   $ (7,245,368)   $  5,838,493    $(20,943,605)
                                               ============    ============    ============    ============    ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                      Six Months            Year
                                                                        Ended              Ended
                                                                    April 30, 2001       October 31,
                                                                      (Unaudited)           2000
                                                                    --------------      -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Loss .........................................    $    (378,382)     $  (1,145,315)
    Net Realized Gain (Loss) ....................................      (42,842,070)        71,497,420
    Net Change in Unrealized Depreciation .......................      (11,880,868)        (2,828,976)
                                                                     -------------      -------------
    Net Increase (Decrease) in Net Assets
       Resulting from Operations ................................      (55,101,320)        67,523,129
                                                                     -------------      -------------
Distributions:
    Net Realized Gain ...........................................      (69,759,680)       (61,215,125)
                                                                     -------------      -------------
Capital Share Transactions (Note J):
       Issued ...................................................       25,858,163         69,126,222
       In Lieu of Cash Distributions ............................       68,757,232         60,027,420
       Redeemed .................................................      (30,824,601)      (103,928,760)
                                                                     -------------      -------------
       Net Increase from Capital Share Transactions .............       63,790,794         25,224,882
                                                                     -------------      -------------
           Total Increase (Decrease) ............................      (61,070,206)        31,532,886

Net Assets:
    Beginning of Period .........................................      215,910,366        184,377,480
                                                                     -------------      -------------
    End of Period (including undistributed net investment
       income (loss) of $(378,382) and $0,  respectively) .......    $ 154,840,160      $ 215,910,366
                                                                     =============      =============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                          Six Months          Year
                                                                            Ended            Ended
                                                                        April 30, 2001     October 31,
                                                                          (Unaudited)         2000
                                                                        --------------    ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Loss ..............................................   $   (220,413)    $   (351,034)
    Net Realized Gain ................................................      1,867,459        9,577,539
    Net Change in Unrealized Appreciation (Depreciation) .............    (16,270,357)       1,073,027
                                                                         ------------     ------------
    Net Increase (Decrease) in Net Assets Resulting from
       Operations ....................................................    (14,623,311)      10,299,532
                                                                         ------------     ------------
Distributions:
    Net Realized Gain
       Institutional Class ...........................................     (9,526,396)     (24,184,892)
       Institutional Service Class ...................................             --       (3,397,898)
                                                                         ------------     ------------
           Total Distributions .......................................     (9,526,396)     (27,582,790)
                                                                         ------------     ------------
Capital Share Transactions (Note J):
    Institutional Class
       Issued ........................................................      5,334,791       21,362,928
       In Lieu of Cash Distributions .................................      7,347,299       18,895,083
       Redeemed ......................................................    (17,318,196)     (19,897,823)
                                                                         ------------     ------------
       Net Increase (Decrease) from Institutional Class Shares .......     (4,636,106)      20,360,188
                                                                         ------------     ------------
    Institutional Service Class: (1)
       Issued ........................................................             --        4,022,102
       In Lieu of Cash Distributions .................................             --        3,397,874
       Redeemed ......................................................             --      (14,358,772)
                                                                         ------------     ------------
       Net Decrease from Institutional Service Class Shares ..........             --       (6,938,796)
                                                                         ------------     ------------
       Net Increase (Decrease) from Capital Share Transactions .......     (4,636,106)      13,421,392
                                                                         ============     ============
           Total Decrease ............................................    (28,785,813)      (3,861,866)

Net Assets:
    Beginning of Period ..............................................     67,376,275       71,238,141
                                                                         ------------     ------------
    End of Period (including undistributed net investment
       income (loss) of $(220,413) and $0, respectively) .............   $ 38,590,462     $ 67,376,275
                                                                         ============     ============


(1) The Institutional Service Class fully liquidated its assets on August 10, 2000.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                          Six Months           Year
                                                                            Ended              Ended
                                                                        April 30, 2001      October 31,
                                                                         (Unaudited)           2000
Increase (Decrease) in Net Assets                                       --------------      -----------
Operations:
Net Investment Income ................................................   $    729,522      $  1,486,887
    Net Realized Gain ................................................        891,973         4,842,394
    Net Change in Unrealized Appreciation (Depreciation) .............     (8,866,863)        1,438,310
                                                                         ------------      ------------
    Net Increase (Decrease) in Net Assets Resulting
       from Operations ...............................................     (7,245,368)        7,767,591
                                                                         ------------      ------------
Distributions:
       Net Investment Income .........................................       (801,759)       (1,569,838)
       Net Realized Gain .............................................     (4,824,897)      (10,303,714)
                                                                         ------------      ------------
           Total Distributions .......................................     (5,626,656)      (11,873,552)
                                                                         ------------      ------------
Capital Share Transactions (Note J):
       Issued ........................................................      1,880,800        11,229,225
       In Lieu of Cash Distributions .................................      5,613,798        11,754,270
       Redeemed ......................................................    (16,278,010)      (17,902,776)
                                                                         ------------      ------------
       Net Increase (Decrease) from Capital Share Transactions .......     (8,783,412)        5,080,719
                                                                         ------------      ------------
           Total Increase (Decrease) .................................    (21,655,436)          974,758


Net Assets:
    Beginning of Period ..............................................     71,988,896        71,014,138
                                                                         ------------      ------------
    End of Period (including undistributed net investment
       income of $96,952 and $169,189, respectively) .................   $ 50,333,460      $ 71,988,896
                                                                         ============      ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  SIRACH BOND PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                           Six Months                  Year
                                                                             Ended                    Ended
                                                                         April 30, 2001            October 31,
                                                                           (Unaudited)                2000
                                                                         --------------            -----------
Increase in Net Assets
Operations:
    Net Investment Income .............................................    $  2,966,859           $  4,845,441
    Net Realized Gain (Loss) ..........................................         814,805               (304,322)
    Net Change in Unrealized Appreciation .............................       2,056,829                399,271
                                                                           ------------           ------------
    Net Increase in Net Assets Resulting
       from Operations ................................................       5,838,493              4,940,390
                                                                           ------------           ------------
Distributions:
    Net Investment Income
       Institutional Class ............................................      (2,949,370)            (4,763,994)
       Institutional Service Class ....................................              --                (59,969)
                                                                           ------------           ------------
           Total Distributions ........................................      (2,949,370)            (4,823,963)
                                                                           ------------           ------------
Capital Share Transactions (Note J):
    Institutional Class:
       Issued .........................................................      20,135,259             29,787,985
       Value from shares issued in connection with acquisition of
                 Common Trust Fund Assets (Note K) ....................              --              7,124,850
       In Lieu of Cash Distributions ..................................       2,902,063              4,758,553
       Redeemed .......................................................     (13,406,161)           (21,995,029)
                                                                           ------------           ------------
       Net Increase from Institutional Class Shares ...................       9,631,161             19,676,359
                                                                           ------------           ------------
    Institutional Service Class: (1)
       Issued .........................................................              --                535,015
       In Lieu of Cash Distributions ..................................              --                 43,472
       Redeemed .......................................................              --             (1,525,731)
                                                                           ------------           ------------
       Net Decrease from Institutional Service
              Class Shares ............................................              --               (947,244)
                                                                           ------------           ------------
       Net Increase from Capital Share Transactions ...................       9,631,161             18,729,115
                                                                           ============           ============
           Total Increase .............................................      12,520,284             18,845,542

Net Assets:
    Beginning of Period ...............................................      84,661,042             65,815,500
                                                                           ------------           ------------
    End of Period (including undistributed net investment
       income of $533,454 and $515,965, respectively) .................    $ 97,181,326           $ 84,661,042
                                                                           ============           ============

(1) The Institutional Service Class fully liquidated its assets on July 6, 2000.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                          Six Months                 Year
                                                                             Ended                  Ended
                                                                         April 30, 2001          October 31,
                                                                          (Unaudited)               2000
                                                                         --------------          -----------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Loss ..............................................   $    (64,187)          $   (284,146)
    Net Realized Gain (Loss) .........................................     (5,199,319)             3,873,485
    Net Change in Unrealized Depreciation ............................    (15,680,098)            (3,569,025)
                                                                         ------------           ------------
    Net Increase (Decrease) in Net Assets
       Resulting from Operations .....................................    (20,943,604)                20,314
                                                                         ------------           ------------
Distributions:
    Net Realized Gain ................................................     (3,834,013)            (7,731,144)
                                                                         ------------           ------------
Capital Share Transactions (Note J):
       Issued ........................................................      9,888,518             23,991,506
       Value from shares issued in connection with acquisition of
              Common Trust Fund Assets (Note K) ......................             --             26,900,602
       In Lieu of Cash Distributions .................................      3,611,046              7,629,109
       Redeemed ......................................................    (10,300,439)           (20,445,460)
                                                                         ------------           ------------
       Net Increase from Capital Share Transactions ..................      3,199,125             38,075,757
                                                                         ============           ============
           Total Increase (Decrease) .................................    (21,578,492)            30,364,927

Net Assets:
    Beginning of Period ..............................................     73,490,538             43,125,611
                                                                         ------------           ------------
    End of Period (including undistributed net investment
       income (loss) of $(64,187) and $0, respectively) ..............   $ 51,912,046           $ 73,490,538
                                                                         ============           ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                        SIRACH SPECIAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                     Six Months                         Institutional Class
                                        Ended                         Years Ended October 31,
                                    April 30,2001   ----------------------------------------------------------------
                                     (Unaudited)      2000          1999          1998          1997          1996
                                    -------------   --------      --------      --------      --------      --------
Net Asset Value,
       Beginning of
       Period ................        $  13.19      $  13.36      $  10.09      $  14.95      $  17.98      $  18.80
                                      --------      --------      --------      --------      --------      --------
Income (Loss) from
       Investment Operations
Net Investment Income
       (Loss) ................            0.01         (0.07)        (0.07)        (0.10)        (0.09)        (0.06)
Net Realized and
       Unrealized Gain
       (Loss) ................           (2.84)         4.40          5.85         (1.90)         0.98          3.51
                                      --------      --------      --------      --------      --------      --------
Total from Investment
       Operations ............           (2.83)         4.33          5.78         (2.00)         0.89          3.45
                                      --------      --------      --------      --------      --------      --------
Distributions:
       Net Investment
          Income .............              --            --            --            --            --         (0.03)
       Net Realized Gain .....           (4.28)        (4.50)        (2.51)        (2.86)        (3.92)        (4.24)
                                      --------      --------      --------      --------      --------      --------
   Total Distributions .......           (4.28)        (4.50)        (2.51)        (2.86)        (3.92)        (4.27)
                                      --------      --------      --------      --------      --------      --------
Net Asset Value, End
       of Period .............        $   6.08      $  13.19      $  13.36      $  10.09      $  14.95      $  17.98
                                      ========      ========      ========      ========      ========      ========
Total Return .................          (25.61)%**     36.47%        71.28%       (14.99)%        8.11%        23.62%
                                      ========      ========      ========      ========      ========      ========

Ratios and Supplemental Data
Net Assets, End of
       Period (Thousands) ....        $154,840      $215,910      $184,377      $154,373      $368,430      $441,326
Ratio of Expenses to
       Average Net Assets ....            0.90%*        0.88%         0.94%         0.92%         0.89%         0.87%
Ratio of Net Investment
       Loss to Average
       Net Assets ............           (0.44)%*      (0.49)%       (0.57)%       (0.61)%       (0.53)%       (0.29)%
Portfolio Turnover Rate ......              72%          143%          205%          126%          114%          129%


 * Annualized
** Not Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                SIRACH GROWTH PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                Six Months                        Institutional Class
                                   Ended                        Years Ended October 31,
                              April 30, 2001    ----------------------------------------------------------
                                (Unaudited)       2000        1999        1998         1997         1996
                              --------------    --------    --------    --------     --------     --------
Net Asset Value,
       Beginning of
       Period ................    $ 11.06       $ 14.63     $ 13.76     $ 15.44     $  14.01     $  11.35
                                  -------       -------     -------     -------     --------     --------
Income (Loss) from
       Investment Operations
Net Investment Income
       (Loss) ................      (0.05)        (0.06)      (0.06)       0.02         0.12         0.12
Net Realized and
       Unrealized Gain
       (Loss) ................      (2.29)         2.00        3.37        1.47         3.55         2.65
                                  -------       -------     -------     -------     --------     --------
Total from Investment
       Operations ............      (2.34)         1.94        3.31        1.49         3.67         2.77
                                  -------       -------     -------     -------     --------     --------
Distributions:
       Net Investment
          Income .............         --            --          --       (0.04)       (0.13)       (0.11)
       Net Realized Gain .....      (1.60)        (5.51)      (2.44)      (3.13)       (2.11)          --
                                  -------       -------     -------     -------     --------     --------
   Total Distributions .......      (1.60)        (5.51)      (2.44)      (3.17)       (2.24)       (0.11)
                                  -------       -------     -------     -------     --------     --------
Net Asset Value, End
       of Period .............    $  7.12       $ 11.06     $ 14.63     $ 13.76     $  15.44     $  14.01
                                  =======       =======     =======     =======     ========     ========
Total Return .................     (23.06)%**     14.69%      26.90%      11.45%       30.86%       24.52%
                                  =======       =======     =======     =======     ========     ========
Ratios and Supplemental Data
Net Assets, End of Period
       (Thousands) ...........    $38,590       $67,376     $62,231     $84,423     $132,530     $128,982
Ratio of Expenses
       to Average
       Net Assets ............       1.61%*        1.09%       1.01%       0.91%        0.90%        0.87%
Ratio of Net Investment
       Income (Loss)
       to Average
       Net Assets ............      (0.87)%*      (0.44)%     (0.35)%      0.17%        0.84%        0.97%
Portfolio Turnover
       Rate ..................         29%           71%         90%        103%         138%         151%


 * Annualized
** Not Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    SIRACH STRATEGIC BALANCED PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                   Six Months                         Institutional Class
                                     Ended                          Years Ended October 31,
                                 April 30, 2001   ------------------------------------------------------------
                                  (Unaudited)       2000         1999         1998         1997         1996
                                 --------------   --------     --------     --------     --------     --------
Net Asset Value,
       Beginning of
       Period .................      $ 11.59      $ 12.32      $ 11.56      $ 12.44      $ 11.99      $ 10.75
                                     -------      -------      -------      -------      -------      -------
Income (Loss) from
       Investment Operations
Net Investment
       Income .................         0.12         0.24         0.25         0.28         0.37         0.36
Net Realized and
       Unrealized Gain ........        (1.27)        1.05         1.49         0.88         1.81         1.24
                                     -------      -------      -------      -------      -------      -------
Total from Investment
       Operations .............        (1.15)        1.29         1.74         1.16         2.18         1.60
                                     -------      -------      -------      -------      -------      -------
Distributions:
       Net Investment
           Income .............        (0.13)       (0.25)       (0.25)       (0.29)       (0.37)       (0.36)
       Net Realized
           Gain ...............        (0.79)       (1.77)       (0.73)       (1.75)       (1.36)          --
                                     -------      -------      -------      -------      -------      -------
    Total Distributions .......        (0.92)       (2.02)       (0.98)       (2.04)       (1.73)       (0.36)
                                     -------      -------      -------      -------      -------      -------
Net Asset Value, End of
       Period .................      $  9.52      $ 11.59      $ 12.32      $ 11.56      $ 12.44      $ 11.99
                                     =======      =======      =======      =======      =======      =======
Total Return ..................       (10.30)%**    11.07%       15.74%       10.63%       20.78%       15.13%
                                     =======      =======      =======      =======      =======      =======

Ratios and Supplemental Data
Net Assets, End of Period
       (Thousands) ............      $50,333      $71,989      $71,014      $84,522      $86,204      $83,430
Ratio of Expenses
       to Average
       Net Assets .............         1.02%*       1.00%*       1.01%        1.01%        0.97%        0.93%
Ratio of Net Investment
       Income to Average
       Net Assets .............         2.29%*       1.99%*       2.00%        2.39%        3.06%        3.04%
Portfolio Turnover
       Rate ...................           40%          68%          83%          87%         128%         172%


 * Annualized
** Not Annualized

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  SIRACH BOND PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                                         Institutional Class
                                                     --------------------------------------------------------
                                                       Six Months                                 November 3,
                                                          Ended                                     1997+ to
                                                      April 30, 2001                              October 31,
                                                       (Unaudited)        2000          1999          1998
                                                     --------------     --------      --------    -----------
Net Asset Value,
       Beginning of Period .....................        $  9.68         $  9.70       $ 10.35       $ 10.00
                                                        -------         -------       -------       -------
Income from Investment
       Operations
Net Investment Income ..........................           0.30            0.62          0.60          0.59
Net Realized and Unrealized
       Gain (Loss) .............................           0.32           (0.01)        (0.54)         0.28
                                                        -------         -------       -------       -------
Total from Investment
       Operations ..............................           0.62            0.61          0.06          0.87
                                                        -------         -------       -------       -------
Distributions:
       Net Investment Income ...................          (0.30)          (0.63)        (0.60)        (0.52)
       Net Realized Gain .......................             --              --         (0.11)           --
                                                        -------         -------       -------       -------
    Total Distributions ........................          (0.30)          (0.63)        (0.71)        (0.52)
                                                        -------         -------       -------       -------
Net Asset Value,
       End of Period ...........................        $ 10.00         $  9.68       $  9.70       $ 10.35
                                                        =======         =======       =======       =======
Total Return++ .................................           6.48%**         6.57%         0.58%         8.84%**
                                                        =======         =======       =======       =======

Ratios and Supplemental Data
Net Assets, End of Period
       (Thousands) .............................        $97,181         $84,661       $64,847       $63,409
Ratio of Expenses to Average
       Net Assets ..............................           0.50%*          0.50%         0.50%         0.51%*
Ratio of Net Investment Income
       to Average Net Assets ...................           6.20%*          6.45%         5.90%         5.95%*
Portfolio Turnover Rate ........................             59%            150%          170%          168%


 *  Annualized
**  Not Annualized
 +  Commencement of Operations
++ Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

UAM FUNDS                                                SIRACH EQUITY PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                                       Institutional Class
                                                                     Years Ended October 31,
                                       Six Months    ----------------------------------------------------------
                                         Ended                                                   July 1, 1996+
                                     April 30, 2001                                              to October 31,
                                      (Unaudited)      2000       1999         1998       1997        1996
                                     --------------  --------   --------     --------   -------- --------------
Net Asset Value,
    Beginning of Period .............   $ 17.42      $ 19.36    $ 15.59      $ 13.98    $ 10.97      $10.00
                                        -------      -------    -------      -------    -------      ------
Income (Loss) from
    Investment Operations
Net Investment Income (Loss) ........     (0.01)       (0.07)     (0.04)       (0.01)      0.03        0.01
Net Realized and
    Unrealized Gain (Loss) ..........     (4.78)        1.65       4.08         2.01       3.06        0.97
                                        -------      -------    -------      -------    -------      ------
Total from Investment
    Operations ......................     (4.79)        1.58       4.04         2.00       3.09        0.98
                                        -------      -------    -------      -------    -------      ------
Distributions:
    Net Investment Income ...........        --           --         --        (0.01)     (0.02)      (0.01)
    Net Realized Gain ...............     (0.92)       (3.52)     (0.27)       (0.38)     (0.06)         --
                                        -------      -------    -------      -------    -------      ------
Total Distributions .................     (0.92)       (3.52)     (0.27)       (0.39)     (0.08)      (0.01)
                                        -------      -------    -------      -------    -------      ------
Net Asset Value, End
    of Period .......................   $ 11.71      $ 17.42    $ 19.36      $ 15.59    $ 13.98      $10.97
                                        =======      =======    =======      =======    =======      ======
Total Return++ ......................    (28.41)%**     7.62%     26.17%**     14.63%     28.34%       9.80%**
                                        =======      =======    =======      =======    =======      ======

Ratios and
    Supplemental Data
Net Assets, End of Period
    (Thousands) .....................   $51,912      $73,491    $43,125      $37,939    $26,169      $6,410
Ratio of Expenses to
    Average Net Assets ..............      0.90%*       0.90%      0.90%        0.90%      0.90%       1.03%*

Ratio of Net Investment
    Income (Loss) to
    Average Net Assets ..............     (0.22)%*     (0.43)%    (0.21)%      (0.08)%     0.30%       0.39%*

Portfolio Turnover Rate .............        36%          73%       121%          75%        89%         34%

 *  Annualized
**  Not Annualized
 +  Commencement of Operations
++ Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     UAM Funds Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Sirach Special Equity Portfolio, Sirach Growth Portfolio, Sirach Strategic Balanced Portfolio, Sirach Bond Portfolio and Sirach Equity Portfolio (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 2001, the UAM Funds were comprised of 40 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The Portfolios are authorized to offer two separate classes of shares-Institutional Class Shares and Institutional Service Class Shares. The Sirach Growth Portfolio and the Sirach Bond Portfolio had issued and outstanding Institutional Service Class Shares until August 10, 2000 and July 6, 2000, respectively, at which time the classes were fully liquidated. Both classes of shares had identical voting rights (except Institutional Service Class shareholders had exclusive voting rights with respect to matters relating to distribution and shareholder servicing of such shares), dividend, liquidation and other rights. The objective of the Portfolios are as follows:

          Sirach Special Equity Portfolio seeks to provide maximum long-term growth of capital consistent with reasonable risk to principal, by investing in small to medium capitalized companies with particularly attractive financial characteristics.

          Sirach Growth Portfolio seeks to provide long-term capital growth consistent with reasonable risk to principal by investing in a diversified portfolio of common stocks.

          Sirach Strategic Balanced Portfolio seeks to provide long-term growth of capital consistent with reasonable risk to principal by investing in a diversified portfolio of common stocks and fixed income securities.

          Sirach Bond Portfolio seeks to provide above-average total return with reasonable risk to principal by investing primarily in investment grade fixed income securities.

          Sirach Equity Portfolio seeks to provide long-term capital growth consistent with reasonable risk to principal by investing, under normal circumstances, up to 90% of its total assets in common stocks of companies that offer long-term growth potential.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such poli-

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

cies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolios' intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

          4. Distributions to Shareholders: Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

          6. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the Guide.

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Sirach Capital Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets for the month as follows:

                  Sirach Portfolios                     Rate
                  ----------------                    --------

                  Special Equity ...................... 0.70%
                  Growth .............................. 0.65%
                  Strategic Balanced .................. 0.65%
                  Bond ................................ 0.35%
                  Equity .............................. 0.65%

     The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Sirach Bond and the Equity Portfolios' Institutional Class Shares total annual operating expenses, after the effect of expense offset arrangements, from exceeding, 0.50% and 0.90% of average daily net assets, respectively. Old Mutual (US) Holdings Inc. is a subsidiary of Old Mutual plc, which gained control of United Asset Management Corporation ("UAM") on September 26, 2000.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Service, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administrative Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DSI") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

      For the five-month period ended March 31, 2001, UAMFSI earned the following amounts from the Portfolios and paid the following to SEI, DST and UAMSSC for their services:


                               Administration   Portion Paid   Portion Paid   Portion Paid
Sirach Portfolios                   Fees           to SEI         to DST        to UAMSSC
-----------------              --------------   ------------   ------------   ------------
Special Equity .............      $94,440          $36,491       $12,223         $6,109
Growth .....................       70,305           22,746        22,650          6,049
Strategic Balanced .........       60,908           14,612         8,512          4,639
Bond .......................       67,428           26,305        11,029          5,042
Equity .....................       50,670           22,025         5,824          3,940


     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the one month ending April 30, 2001 the Administrator was paid the following:

Sirach Portfolios                                       Administration Fees
-----------------                                      ---------------------
Special Equity ......................................         $13,116
Growth ..............................................           6,325
Strategic Balanced ..................................           8,920
Bond ................................................          10,504
Equity ..............................................           7,279

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     The Sirach Special Equity Portfolio, the Sirach Growth Portfolio, the Sirach Strategic Balanced Portfolio, and the Sirach Bond Portfolio had adopted Distribution and Service Plans (the "Plans") on behalf of the Institutional Service Class Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

Portfolios could not incur distribution and service fees which exceed an annual rate of 0.75% of the Portfolios' Institutional Service Class Shares net assets, however, the Board had limited aggregate payments under the Plans to 0.50% per annum of the Sirach Special Equity, the Sirach Growth, the Sirach Strategic Balanced and the Sirach Bond Portfolios' Institutional Service Class Shares net assets. The Sirach Growth and the Sirach Bond Portfolios' Institutional Service Class Shares had made payments for distribution fees at an annual rate of 0.25% of the Portfolios' average daily net assets.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record-keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2001, purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

Sirach Portfolios                                    Purchases       Sales
-----------------                                   ------------   ------------
Special Equity ............................         $119,851,255   $127,708,224
Growth ....................................           14,398,767     27,361,575
Strategic Balanced ........................           24,194,952     36,045,829
Bond ......................................           59,213,462     52,973,577
Equity ....................................           20,741,201     23,760,251

     Purchases and sales of long-term U.S. Government securities were $6,407,599 and $11,215,654 respectively, for the Sirach Strategic Balanced Portfolio and $33,809,295 and $28,313,321, respectively, for the Sirach Bond Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sirach Special Equity Portfolio, the Sirach Growth Portfolio and the Sirach Equity Portfolio.

     H. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001, such commitment fee shall be computed at 0.09% per annum), payable at the end of each

UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. At the six months ended April 30, 2001, the Portfolios had no borrowings under the agreement.

     I. Other: At April 30, 2001 the percentage of total shares outstanding held by record shareholders owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                        No. of           %
Sirach Portfolios                                     Shareholders   Ownership
-----------------                                    -------------- -----------
Special Equity ....................................        1             18
Growth ............................................        3             72
Strategic Balanced ................................        2             29
Bond ..............................................        1             21
Equity ............................................        2             28

J. Capital Share Transactions: Transactions in capital shares for the portfolios, by class, were as follows:


                                                                                 Institutional
                                              Institutional Class Shares      Service Class Shares
                                              --------------------------    -------------------------
                                              Six Months        Year        Six Months       Year
                                                 Ended          Ended          Ended         Ended
                                               April 30,     October 31,     April 30,    October 31,
                                                 2001           2000           2001          2000
                                              -----------    -----------    ----------    -----------
Sirach Special Equity Portfolio:
Issued ..................................      3,749,095      4,940,998             --            --
In Lieu of Cash Distributions ...........      9,864,639      5,112,839             --            --
Redeemed ................................     (4,521,223)    (7,483,356)            --            --
                                             -----------    -----------    -----------   -----------

Net Increase (Decrease) in
    Shares Outstanding ..................      9,092,511      2,570,481             --            --
                                             ===========    ===========    ===========   ===========
Sirach Growth Portfolio:
Issued ..................................        646,191      1,792,466             --       355,052
In Lieu of Cash Distributions ...........        894,892      1,769,203             --       302,554
Redeemed ................................     (2,212,025)    (1,722,597)            --    (1,293,679)
                                             -----------    -----------    -----------   -----------
Net Increase (Decrease) in
    Shares Outstanding ..................       (670,943)     1,839,072             --      (618,073)
                                             ===========    ===========    ===========   ===========
Sirach Strategic Balanced Portfolio:
Issued ..................................        187,374        946,437             --            --
In Lieu of Cash Distributions ...........        557,644      1,040,781             --            --
Redeemed ................................     (1,670,771)    (1,538,943)            --            --
                                             -----------    -----------    -----------   -----------
Net Increase (Decrease) in
    Shares Outstanding ..................       (925,753)       448,275             --            --
                                             ===========    ===========    ===========   ===========


UAM FUNDS                                                      SIRACH PORTFOLIOS

--------------------------------------------------------------------------------

                                                                             Institutional
                                         Institutional Class Shares       Service Class Shares
                                         --------------------------     -------------------------
                                         Six Months        Year         Six Months       Year
                                            Ended         Ended           Ended         Ended
                                          April 30,     October 31,      April 30,    October 31,
                                            2001           2000            2001          2000
                                         ----------     -----------     ----------    -----------
Sirach Bond Portfolio:
Issued ............................      2,023,022       3,115,968            --        56,072
Shares Issued in Connection
    with Acquisition of Common
    Trust Fund Assets (Note K) ....             --         742,520            --            --
In Lieu of Cash Distributions .....        291,708         492,136            --         4,564
Redeemed ..........................     (1,336,028)     (2,295,492)           --      (160,550)
                                       -----------     -----------   -----------   -----------

Net Increase (Decrease) in
    Shares Outstanding ............        978,701       2,055,132            --       (99,914)
                                       ===========     ===========   ===========   ===========
Sirach Equity Portfolio:
Issued ............................        798,460       1,279,627            --            --
Shares Issued in Connection
    with Acquisition of Common
    Trust Fund Assets (Note K) ....             --       1,387,509            --            --
In Lieu of Cash Distributions .....        254,658         424,783            --            --
Redeemed ..........................       (838,839)     (1,100,597)           --            --
                                       -----------     -----------   -----------   -----------
Net Increase (Decrease) in
    Shares Outstanding ............        214,279       1,991,322            --            --
                                       ===========     ===========   ===========   ===========


     K. Common Trust Fund Conversions: On March 31, 2000, the Sirach Equity Portfolio and the Sirach Bond Portfolio acquired the assets of the Advisor's Equity Common Fund of Wilmington Trust Company and the Advisor's Fixed Income Fund of Wilmington Trust Company, respectively.

     The assets which consisted of securities and related receivables, were contributed on a tax-free basis. The number and value of shares issued by the acquiring funds are presented in Footnote J. Net assets and unrealized appreciation (depreciation) as of the conversion date were as follows:


                                                                                Total Net         Acquired
                                                    Total Net     Total Net     Assets of           Fund
                                                    Assets of     Assets of     Acquiring        Unrealized
      Acquiring               Acquired              Acquired      Acquiring     Fund After      Appreciation
        Fund                    Fund                  Fund          Fund        Conversion     (Depreciation)
     -----------             ----------            -----------   -----------   ------------   ----------------
Sirach Equity Portfolio   Advisor's Equity
                          Common Fund              $26,900,602   $54,220,069    $81,120,671      $10,651,270
Sirach Bond Portfolio     Advisor's Fixed
                          Income Common              7,124,850    65,662,560     72,787,410         (161,878)
                          Fund


                                     NOTES

                                     NOTES

UAM FUNDS                                                      SIRACH PORTFOLIOS

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Officers and Directors                   Linda T. Gibson, Esq.
                                         Vice President and Secretary
James F. Orr, III
Director, President and Chairman         Sherry Kajdan Vetterlein
                                         Vice President and Assistant Secretary
John T. Bennett, Jr.
Director                                 Christopher Salfi
                                         Treasurer
Nancy J. Dunn
Director                                 Molly S. Mugler
                                         Assistant Secretary
Philip D. English
Director

William A. Humenuk
Director

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Sirach Capital Management, Inc.
520 Pike Street
Suite 2800
Seattle, WA 98101

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
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